Eaton Vance

Floating-Rate Fund

July 31, 2021 (Unaudited)

Eaton Vance Floating-Rate Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Eaton Vance Floating Rate Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2021, the value of the Fund’s investment in the Portfolio was $7,137,485,102 and the Fund owned 86.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Eaton Vance

Floating Rate Portfolio

July 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset-Backed Securities — 3.2%

Security	Principal Amount (000’s omitted)	Value
Alinea CLO, Ltd.:
Series 2018-1A, Class D, 3.234%, (3 mo. USD LIBOR + 3.10%), 7/20/31(1)(2)	$2,500	$2,502,250
Series 2018-1A, Class E, 6.134%, (3 mo. USD LIBOR + 6.00%), 7/20/31(1)(2)	3,000	2,965,359
AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 7.036%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(2)	5,000	4,929,380
AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 6.342%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	3,525	3,305,107
Apidos CLO XX, Series 2015-20A, Class DR, 5.826%, (3 mo. USD LIBOR + 5.70%), 7/16/31(1)(2)	2,375	2,245,570
Ares XLIX CLO, Ltd.:
Series 2018-49A, Class D, 3.138%, (3 mo. USD LIBOR + 3.00%), 7/22/30(1)(2)	2,500	2,501,757
Series 2018-49A, Class E, 5.838%, (3 mo. USD LIBOR + 5.70%), 7/22/30(1)(2)	3,500	3,443,671
Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class C, 3.056%, (3 mo. USD LIBOR + 2.90%), 5/15/30(1)(2)	5,000	4,952,405
Ares XXXVR CLO, Ltd., Series 2015-35RA, Class E, 5.826%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	4,000	3,905,516
Babson CLO, Ltd.:
Series 2015-1A, Class DR, 2.734%, (3 mo. USD LIBOR + 2.60%), 1/20/31(1)(2)	2,500	2,441,028
Series 2018-1A, Class C, 2.726%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(2)	3,500	3,406,032
Bain Capital Credit CLO, Ltd.:
Series 2018-1A, Class D, 2.838%, (3 mo. USD LIBOR + 2.70%), 4/23/31(1)(2)	5,000	4,831,070
Series 2018-1A, Class E, 5.488%, (3 mo. USD LIBOR + 5.35%), 4/23/31(1)(2)	3,000	2,814,723
Benefit Street Partners CLO V-B, Ltd.:
Series 2018-5BA, Class C, 3.064%, (3 mo. USD LIBOR + 2.93%), 4/20/31(1)(2)	5,000	4,849,150
Series 2018-5BA, Class D, 6.084%, (3 mo. USD LIBOR + 5.95%), 4/20/31(1)(2)	3,500	3,289,674
Benefit Street Partners CLO VIII, Ltd., Series 2015-8A, Class DR, 5.734%, (3 mo. USD LIBOR + 5.60%), 1/20/31(1)(2)	5,401	4,994,580
Benefit Street Partners CLO XIV, Ltd., Series 2018-14A, Class D, 2.734%, (3 mo. USD LIBOR + 2.60%), 4/20/31(1)(2)	1,500	1,453,488
Benefit Street Partners CLO XVI, Ltd., Series 2018-16A, Class E, 6.834%, (3 mo. USD LIBOR + 6.70%), 1/17/32(1)(2)	2,250	2,243,122
Benefit Street Partners CLO XVII, Ltd.:
Series 2019-17A, Class E, 6.726%, (3 mo. USD LIBOR + 6.60%), 7/15/32(1)(2)	1,750	1,750,875
Series 2019-17A, Class ER, (3 mo. USD LIBOR + 6.35%), 7/15/32(1)(3)	1,750	1,751,440
Betony CLO 2, Ltd.:
Series 2018-1A, Class C, 3.029%, (3 mo. USD LIBOR + 2.90%), 4/30/31(1)(2)	2,500	2,484,295
Series 2018-1A, Class D, 5.779%, (3 mo. USD LIBOR + 5.65%), 4/30/31(1)(2)	4,450	4,225,689
BlueMountain CLO, Ltd.:
Series 2016-3A, Class DR, 3.256%, (3 mo. USD LIBOR + 3.10%), 11/15/30(1)(2)	1,500	1,461,284
Series 2016-3A, Class ER, 6.106%, (3 mo. USD LIBOR + 5.95%), 11/15/30(1)(2)	1,500	1,409,618
Series 2018-1A, Class D, 3.179%, (3 mo. USD LIBOR + 3.05%), 7/30/30(1)(2)	2,500	2,403,748
Series 2018-1A, Class E, 6.079%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(2)	2,000	1,865,106

Security	Principal Amount (000’s omitted)	Value
BlueMountain CLO XXIV, Ltd., Series 2019-24A, Class ER, 6.974%, (3 mo. USD LIBOR + 6.84%), 4/20/34(1)(2)	$1,000	$992,549
Canyon Capital CLO, Ltd.:
Series 2012-1RA, Class E, 5.826%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	4,875	4,608,103
Series 2016-1A, Class ER, 5.876%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	4,000	3,844,728
Series 2016-2A, Class ER, 6.126%, (3 mo. USD LIBOR + 6.00%), 10/15/31(1)(2)	4,500	4,274,851
Series 2017-1A, Class E, 6.376%, (3 mo. USD LIBOR + 6.25%), 7/15/30(1)(2)	3,250	3,192,007
Series 2018-1A, Class D, 3.026%, (3 mo. USD LIBOR + 2.90%), 7/15/31(1)(2)	3,000	2,979,537
Series 2018-1A, Class E, 5.876%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	2,750	2,649,971
Carlyle C17 CLO, Ltd.:
Series C17A, Class CR, 2.929%, (3 mo. USD LIBOR + 2.80%), 4/30/31(1)(2)	5,000	4,924,360
Series C17A, Class DR, 6.129%, (3 mo. USD LIBOR + 6.00%), 4/30/31(1)(2)	3,500	3,342,080
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class CR2, 3.633%, (3 mo. USD LIBOR + 3.50%), 1/14/32(1)(2)	2,500	2,433,480
Series 2012-3A, Class DR2, 6.633%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	1,500	1,418,678
Series 2014-3RA, Class C, 3.079%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	1,000	974,354
Series 2014-3RA, Class D, 5.529%, (3 mo. USD LIBOR + 5.40%), 7/27/31(1)(2)	2,150	2,028,931
Series 2014-4RA, Class C, 3.026%, (3 mo. USD LIBOR + 2.90%), 7/15/30(1)(2)	2,000	1,915,694
Series 2014-4RA, Class D, 5.776%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	3,500	3,165,001
CarVal CLO IV, Ltd., Series 2021-1A, Class E, (3 mo. USD LIBOR + 6.60%), 7/20/34(1)(4)	1,000	992,225
Dryden CLO, Ltd.:
Series 2018-55A, Class D, 2.976%, (3 mo. USD LIBOR + 2.85%), 4/15/31(1)(2)	1,500	1,487,646
Series 2018-55A, Class E, 5.526%, (3 mo. USD LIBOR + 5.40%), 4/15/31(1)(2)	2,000	1,947,824
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 2.726%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(2)	5,000	4,875,435
Series 2015-41A, Class ER, 5.426%, (3 mo. USD LIBOR + 5.30%), 4/15/31(1)(2)	1,268	1,209,547
Series 2016-42A, Class DR, 3.056%, (3 mo. USD LIBOR + 2.93%), 7/15/30(1)(2)	2,500	2,482,942
Series 2016-42A, Class ER, 5.676%, (3 mo. USD LIBOR + 5.55%), 7/15/30(1)(2)	3,500	3,389,277
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 6.771%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	2,500	2,475,438
Galaxy XXV CLO, Ltd.:
Series 2018-25A, Class D, 3.225%, (3 mo. USD LIBOR + 3.10%), 10/25/31(1)(2)	2,500	2,501,422
Series 2018-25A, Class E, 6.075%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	3,500	3,439,121
Goldentree Loan Management US CLO 5, Ltd., Series 2019-5A, Class D, 3.984%, (3 mo. USD LIBOR + 3.85%), 10/20/32(1)(2)	1,500	1,503,996
Golub Capital Partners CLO 22B, Ltd., Series 2015-22A, Class ER, 6.134%, (3 mo. USD LIBOR + 6.00%), 1/20/31(1)(2)	2,500	2,376,205
Golub Capital Partners CLO 37B, Ltd.:
Series 2018-37A, Class D, 3.434%, (3 mo. USD LIBOR + 3.30%), 7/20/30(1)(2)	4,000	3,986,144
Series 2018-37A, Class E, 5.884%, (3 mo. USD LIBOR + 5.75%), 7/20/30(1)(2)	4,750	4,346,497
Golub Capital Partners CLO 53B, Ltd., Series 2021-53A, Class E, 6.83%, (3 mo. USD LIBOR + 6.70%), 7/20/34(1)(2)	1,250	1,249,644
Harriman Park CLO, Ltd., Series 2020-1A, Class ER, 6.534%, (3 mo. USD LIBOR + 6.40%), 4/20/34(1)(2)	1,000	999,965
ICG US CLO, Ltd.:
Series 2018-2A, Class D, 3.238%, (3 mo. USD LIBOR + 3.10%), 7/22/31(1)(2)	2,000	1,951,586
Series 2018-2A, Class E, 5.888%, (3 mo. USD LIBOR + 5.75%), 7/22/31(1)(2)	3,000	2,771,646
Kayne CLO 5, Ltd., Series 2019-5A, Class E, 6.825%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	1,750	1,752,270
Madison Park Funding XXV, Ltd., Series 2017-25A, Class D, 6.225%, (3 mo. USD LIBOR + 6.10%), 4/25/29(1)(2)	1,500	1,499,942

Security	Principal Amount (000’s omitted)	Value
Neuberger Berman CLO XXII, Ltd.:
Series 2016-22A, Class DR, 3.234%, (3 mo. USD LIBOR + 3.10%), 10/17/30(1)(2)	$2,500	$2,501,292
Series 2016-22A, Class ER, 6.194%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	3,000	2,982,552
Neuberger Berman Loan Advisers CLO 28, Ltd., Series 2018-28A, Class E, 5.734%, (3 mo. USD LIBOR + 5.60%), 4/20/30(1)(2)	1,950	1,926,758
Neuberger Berman Loan Advisers CLO 30, Ltd.:
Series 2018-30A, Class DR, 2.984%, (3 mo. USD LIBOR + 2.85%), 1/20/31(1)(2)	2,500	2,499,982
Series 2018-30A, Class ER, 6.334%, (3 mo. USD LIBOR + 6.20%), 1/20/31(1)(2)	1,000	999,967
Oaktree CLO, Ltd., Series 2019-3A, Class D, 4.094%, (3 mo. USD LIBOR + 3.96%), 7/20/31(1)(2)	2,625	2,627,234
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 5.984%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	3,000	2,955,327
Series 2015-1A, Class DR4, 6.625%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	2,000	1,997,806
Series 2018-1A, Class C, 2.634%, (3 mo. USD LIBOR + 2.50%), 4/18/31(1)(2)	3,000	2,977,167
Series 2018-1A, Class D, 5.284%, (3 mo. USD LIBOR + 5.15%), 4/18/31(1)(2)	2,000	1,939,266
Series 2018-2A, Class D, 5.726%, (3 mo. USD LIBOR + 5.60%), 7/16/31(1)(2)	2,000	1,966,846
Series 2021-2A, Class E, 6.456%, (3 mo. USD LIBOR + 6.35%), 7/15/34(1)(2)	1,000	999,841
Regatta XIII Funding, Ltd.:
Series 2018-2A, Class C, 3.226%, (3 mo. USD LIBOR + 3.10%), 7/15/31(1)(2)	2,500	2,503,440
Series 2018-2A, Class D, 6.076%, (3 mo. USD LIBOR + 5.95%), 7/15/31(1)(2)	5,000	4,794,535
Regatta XIV Funding, Ltd.:
Series 2018-3A, Class D, 3.325%, (3 mo. USD LIBOR + 3.20%), 10/25/31(1)(2)	2,500	2,502,765
Series 2018-3A, Class E, 6.075%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	4,500	4,355,590
Regatta XV Funding, Ltd., Series 2018-4A, Class D, 6.625%, (3 mo. USD LIBOR + 6.50%), 10/25/31(1)(2)	3,875	3,787,557
Southwick Park CLO, LLC, Series 2019-4A, Class E, 6.834%, (3 mo. USD LIBOR + 6.70%), 7/20/32(1)(2)	1,750	1,752,517
Upland CLO, Ltd.:
Series 2016-1A, Class CR, 3.034%, (3 mo. USD LIBOR + 2.90%), 4/20/31(1)(2)	4,500	4,459,473
Series 2016-1A, Class DR, 6.034%, (3 mo. USD LIBOR + 5.90%), 4/20/31(1)(2)	4,625	4,450,892
Vibrant CLO IX, Ltd.:
Series 2018-9A, Class C, 3.334%, (3 mo. USD LIBOR + 3.20%), 7/20/31(1)(2)	2,500	2,394,363
Series 2018-9A, Class D, 6.384%, (3 mo. USD LIBOR + 6.25%), 7/20/31(1)(2)	3,500	3,200,533
Vibrant CLO X, Ltd.:
Series 2018-10A, Class C, 3.384%, (3 mo. USD LIBOR + 3.25%), 10/20/31(1)(2)	5,000	4,837,270
Series 2018-10A, Class D, 6.324%, (3 mo. USD LIBOR + 6.19%), 10/20/31(1)(2)	5,000	4,709,805
Voya CLO, Ltd.:
Series 2015-3A, Class CR, 3.284%, (3 mo. USD LIBOR + 3.15%), 10/20/31(1)(2)	2,500	2,422,488
Series 2015-3A, Class DR, 6.334%, (3 mo. USD LIBOR + 6.20%), 10/20/31(1)(2)	5,500	4,941,656
Series 2016-3A, Class CR, 3.384%, (3 mo. USD LIBOR + 3.25%), 10/18/31(1)(2)	2,000	1,951,380
Series 2016-3A, Class DR, 6.214%, (3 mo. USD LIBOR + 6.08%), 10/18/31(1)(2)	3,375	3,120,991
Series 2018-1A, Class C, 2.734%, (3 mo. USD LIBOR + 2.60%), 4/19/31(1)(2)	5,000	4,947,880
Series 2018-2A, Class E, 5.376%, (3 mo. USD LIBOR + 5.25%), 7/15/31(1)(2)	2,500	2,389,353
Webster Park CLO, Ltd.:
Series 2015-1A, Class CR, 3.034%, (3 mo. USD LIBOR + 2.90%), 7/20/30(1)(2)	2,000	2,001,124
Series 2015-1A, Class DR, 5.634%, (3 mo. USD LIBOR + 5.50%), 7/20/30(1)(2)	2,500	2,491,240
Wellfleet CLO, Ltd., Series 2021-1A, Class D, 3.674%, (3 mo. USD LIBOR + 3.50%), 4/20/34(1)(2)	1,200	1,203,714

Total Asset-Backed Securities (identified cost $271,654,656)		$264,001,637

Common Stocks — 1.2%

Security	Shares	Value
Aerospace and Defense — 0.3%
IAP Global Services, LLC(5)(6)(7)(8)	950	$10,843,994
IAP Global Services, LLC(5)(6)(7)(8)	1,627	12,381,177

		$23,225,171

Automotive — 0.0%(9)
Dayco Products, LLC(7)(8)	88,506	$663,795

		$663,795

Business Equipment and Services — 0.1%
Crossmark Holdings, Inc.(7)(8)	88,008	$5,280,480

		$5,280,480

Chemicals and Plastics — 0.1%
Hexion Holdings Corp., Class B(7)(8)	338,679	$6,621,174

		$6,621,174

Containers and Glass Products — 0.0%(9)
LG Newco Holdco, Inc., Class A(7)(8)	250,979	$930,705

		$930,705

Electronics/Electrical — 0.1%
Skillsoft Corporation.(7)(8)	893,525	$7,685,209

		$7,685,209

Health Care — 0.1%
Akorn Holding Company, LLC, Class A(7)(8)	705,631	$10,760,873

		$10,760,873

Nonferrous Metals/Minerals — 0.0%(9)
ACNR Holdings, Inc., Class A(7)(8)	36,829	$865,482

		$865,482

Oil and Gas — 0.1%
AFG Holdings, Inc.(6)(7)(8)	498,342	$5,402,027
Fieldwood Energy, Inc.(6)(7)(8)	51,241	0
Fieldwood Energy, Inc.(6)(7)(8)	221,919	0
McDermott International, Ltd.(7)(8)	1,013,850	335,584
RDV Resources, Inc., Class A(7)(8)	359,500	62,913
Sunrise Oil & Gas, Inc., Class A(7)(8)	321,407	964,221

		$6,764,745

Publishing — 0.0%(9)
Tweddle Group, Inc.(6)(7)(8)	19,500	$177,255

		$177,255

Radio and Television — 0.3%
Clear Channel Outdoor Holdings, Inc.(7)(8)	1,204,044	$3,202,757
Cumulus Media, Inc., Class A(7)(8)	551,505	6,502,244
Cumulus Media, Inc., Class B(7)(8)	93,069	1,097,283
iHeartMedia, Inc., Class A(7)(8)	512,034	13,236,079

		$24,038,363

Retailers (Except Food and Drug) — 0.0%(9)
David’s Bridal, LLC(6)(7)(8)	272,023	$0
Phillips Pet Holding Corp.(6)(7)(8)	2,590	1,033,292

		$1,033,292

Security	Shares	Value
Telecommunications — 0.1%
GEE Acquisition Holdings Corp.(6)(7)(8)	364,650	$7,632,125

		$7,632,125

Utilities — 0.0%(9)
Longview Intermediate Holdings, LLC, Class A(6)(7)(8)	149,459	$1,198,661

		$1,198,661

Total Common Stocks (identified cost $107,638,108)		$96,877,330

Convertible Preferred Stocks — 0.0%(9)

Security	Shares	Value
Containers and Glass Products — 0.0%(9)
LG Newco Holdco, Inc., Series A, 13.00%(7)(8)	38,060	$3,425,364

Total Convertible Preferred Stocks (identified cost $1,998,129)		$3,425,364

Corporate Bonds — 6.7%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.1%
Spirit AeroSystems, Inc., 5.50%, 1/15/25(1)	3,000	$3,153,750
Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd., 8.00%, 9/20/25(1)	1,530	1,719,895
TransDigm, Inc.:
6.25%, 3/15/26(1)	1,500	1,575,000
8.00%, 12/15/25(1)	1,500	1,612,537

		$8,061,182

Air Transport — 0.7%
Air Canada, 3.875%, 8/15/26(1)(10)	6,850	$6,875,003
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	17,175	17,990,812
5.75%, 4/20/29(1)	12,875	13,904,099
Delta Air Lines, Inc., 7.00%, 5/1/25(1)	4,650	5,472,651
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	6,425	7,186,777
United Airlines, Inc.:
4.375%, 4/15/26(1)	4,625	4,764,351
4.625%, 4/15/29(1)	4,625	4,763,750

		$60,957,443

Automotive — 0.2%
Clarios Global, L.P., 6.75%, 5/15/25(1)	1,890	$2,009,769
Clarios Global, L.P./Clarios US Finance Co., 6.25%, 5/15/26(1)	3,893	4,121,714
Tenneco, Inc.:
5.125%, 4/15/29(1)	9,050	9,321,500
7.875%, 1/15/29(1)	450	510,143

		$15,963,126

Security	Principal Amount* (000’s omitted)		Value
Building and Development — 0.2%
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)		2,975	$3,053,094
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 5/15/28(1)		3,150	3,392,109
Forterra Finance, LLC/FRTA Finance Corp., 6.50%, 7/15/25(1)		900	966,573
SRS Distribution, Inc., 4.625%, 7/1/28(1)		4,575	4,672,219
Winnebago Industries, Inc., 6.25%, 7/15/28(1)		900	970,708

			$13,054,703

Business Equipment and Services — 1.0%
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)		2,075	$2,199,500
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.:
4.625%, 6/1/28(1)		17,475	17,496,844
4.625%, 6/1/28(1)		21,975	22,084,875
Clarivate Science Holdings Corp., 3.875%, 6/30/28(1)		11,400	11,509,440
Prime Security Services Borrower, LLC/Prime Finance, Inc.:
5.25%, 4/15/24(1)		7,900	8,453,000
5.75%, 4/15/26(1)		15,225	16,709,513
Sabre GLBL, Inc.:
7.375%, 9/1/25(1)		2,125	2,273,738
9.25%, 4/15/25(1)		2,525	2,957,457

			$83,684,367

Cable and Satellite Television — 0.8%
Altice France S.A.:
5.125%, 1/15/29(1)		1,300	$1,311,408
5.125%, 7/15/29(1)		57,625	58,124,032
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)		6,500	6,556,160

			$65,991,600

Chemicals and Plastics — 0.1%
INEOS Finance PLC, 3.375%, 3/31/26(1)	EUR	1,250	$1,534,710
INEOS Quattro Finance 2 PLC, 3.375%, 1/15/26(1)		3,050	3,070,603
Tronox, Inc., 6.50%, 5/1/25(1)		7,000	7,435,295

			$12,040,608

Commercial Services — 0.1%
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		5,725	$5,996,937

			$5,996,937

Containers and Glass Products — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 4.00%, 10/15/27(1)		5,150	$5,150,000

			$5,150,000

Cosmetics/Toiletries — 0.0%(9)
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(1)		1,075	$1,093,812

			$1,093,812

Diversified Financial Services — 0.1%
AG Issuer, LLC, 6.25%, 3/1/28(1)		5,075	$5,334,231

			$5,334,231

Drugs — 0.5%
Bausch Health Companies, Inc.:
4.875%, 6/1/28(1)		8,675	$8,962,055
5.50%, 11/1/25(1)		8,975	9,177,341

Security	Principal Amount* (000’s omitted)	Value
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(1)	15,225	$15,152,605
Jazz Securities DAC, 4.375%, 1/15/29(1)	9,150	9,549,306

		$42,841,307

Ecological Services and Equipment — 0.1%
GFL Environmental, Inc., 4.25%, 6/1/25(1)	5,300	$5,512,000

		$5,512,000

Electronics/Electrical — 0.4%
Imola Merger Corp., 4.75%, 5/15/29(1)	18,175	$18,783,590
LogMeIn, Inc., 5.50%, 9/1/27(1)	4,300	4,472,215
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 9/1/25(1)	6,450	6,694,423

		$29,950,228

Entertainment — 0.0%(9)
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	2,125	$2,275,631

		$2,275,631

Financial Intermediaries — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	5,525	$5,524,530

		$5,524,530

Food Products — 0.1%
Del Monte Foods, Inc., 11.875%, 5/15/25(1)	8,200	$9,317,373

		$9,317,373

Food/Drug Retailers — 0.2%
Fresh Market, Inc. (The), 9.75%, 5/1/23(1)	12,550	$12,975,131

		$12,975,131

Health Care — 0.3%
RP Escrow Issuer, LLC, 5.25%, 12/15/25(1)	2,150	$2,206,018
Tenet Healthcare Corp., 4.25%, 6/1/29(1)	22,950	23,437,688

		$25,643,706

Industrial Equipment — 0.1%
Clark Equipment Company, 5.875%, 6/1/25(1)	1,050	$1,113,000
Madison IAQ, LLC, 4.125%, 6/30/28(1)	10,400	10,428,288

		$11,541,288

Leisure Goods/Activities/Movies — 0.4%
Carnival Corp., 4.00%, 8/1/28(1)	34,575	$34,475,770
SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)	2,125	2,292,928

		$36,768,698

Machinery — 0.1%
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	4,150	$4,387,795

		$4,387,795

Oil and Gas — 0.1%
CITGO Petroleum Corporation:
6.375%, 6/15/26(1)	1,750	$1,787,187
7.00%, 6/15/25(1)	10,525	10,817,911

		$12,605,098

Security	Principal Amount* (000’s omitted)	Value
Radio and Television — 0.3%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	6,753	$3,924,891
iHeartCommunications, Inc.:
4.75%, 1/15/28(1)	2,550	2,647,690
5.25%, 8/15/27(1)	2,125	2,217,863
6.375%, 5/1/26	2,896	3,058,575
8.375%, 5/1/27	5,248	5,589,564
Univision Communications, Inc., 4.50%, 5/1/29(1)	9,125	9,158,945

		$26,597,528

Real Estate Investment Trusts (REITs) — 0.1%
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	6,425	$6,880,083

		$6,880,083

Retailers (Except Food and Drug) — 0.0%(9)
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,300	$1,351,493

		$1,351,493

Software and Services — 0.1%
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	4,225	$4,515,448

		$4,515,448

Telecommunications — 0.4%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)	6,325	$6,595,204
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	6,900	7,078,261
Lumen Technologies, Inc., 4.00%, 2/15/27(1)	6,750	6,944,063
VMED O2 UK Financing I PLC, 4.25%, 1/31/31(1)	8,550	8,486,559

		$29,104,087

Utilities — 0.0%(9)
Calpine Corp., 5.25%, 6/1/26(1)	2,245	$2,315,403

		$2,315,403

Total Corporate Bonds (identified cost $532,567,814)		$547,434,836

Exchange-Traded Funds — 0.6%

Security	Shares	Value
SPDR Blackstone Senior Loan ETF	1,051,000	$48,156,820

Total Exchange-Traded Funds (identified cost $48,242,942)		$48,156,820

Preferred Stocks — 0.0%(9)

Security	Shares	Value
Financial Services — 0.0%
DBI Investors, Inc., Series A-1(6)(7)(8)	13,348	$0

		$0

Security	Shares		Value
Nonferrous Metals/Minerals — 0.0%(9)
ACNR Holdings, Inc., 15.00% (PIK) (7)(8)		17,394	$1,969,870

			$1,969,870

Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Series A, 8.00% (PIK)(6)(7)(8)		7,852	$0
David’s Bridal, LLC, Series B, 10.00% (PIK)(6)(7)(8)		31,998	0

			$0

Total Preferred Stocks (identified cost $2,590,558)			$1,969,870

Senior Floating-Rate Loans — 85.5%(11)

Borrower/Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.9%
Aernnova Aerospace S.A.U.:
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/22/27	EUR	1,194	$1,357,311
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	4,656	5,293,514
AI Convoy (Luxembourg) S.a.r.l.:
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/18/27	EUR	2,850	3,368,738
Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), 1/17/27(12)		6,648	6,653,150
Dynasty Acquisition Co., Inc.:
Term Loan, 3.647%, (3 mo. USD LIBOR + 3.50%), 4/6/26		12,388	12,000,408
Term Loan, 3.647%, (3 mo. USD LIBOR + 3.50%), 4/6/26		23,036	22,315,765
IAP Worldwide Services, Inc.:
Revolving Loan, 0.75%, 7/18/23(13)		5,526	5,525,246
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), 7/18/23(6)		6,871	5,629,406
Spirit Aerosystems, Inc., Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 1/15/25		5,779	5,832,335
TransDigm, Inc.:
Term Loan, 2.342%, (1 mo. USD LIBOR + 2.25%), 8/22/24		28,387	27,983,475
Term Loan, 2.342%, (1 mo. USD LIBOR + 2.25%), 5/30/25		6,352	6,246,946
Term Loan, 2.342%, (1 mo. USD LIBOR + 2.25%), 12/9/25		33,949	33,391,702
WP CPP Holdings, LLC, Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), 4/30/25(12)		21,855	21,111,792

			$156,709,788

Air Transport — 1.1%
AAdvantage Loyalty IP, Ltd., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 4/20/28		16,125	$16,588,594
Brown Group Holding, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 6/7/28		10,095	10,038,118
Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27		8,600	9,134,567

Borrower/Description	Principal Amount* (000’s omitted)		Value
SkyMiles IP, Ltd., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27		34,225	$36,197,216
United Airlines, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 4/21/28		17,818	17,880,609

			$89,839,104

Automotive — 3.6%
Adient US, LLC, Term Loan, 3.592%, (1 mo. USD LIBOR + 3.50%), 4/8/28		8,025	$8,028,346
American Axle and Manufacturing, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 4/6/24		17,996	17,978,411
Autokiniton US Holdings, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 4/6/28		11,150	11,233,625
Belron Finance US, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 4/13/28		7,805	7,773,732
Belron Luxembourg S.a r.l., Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 4/13/28	EUR	3,575	4,221,627
Bright Bidco B.V., Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), 6/30/24(12)		17,874	14,331,339
Chassix, Inc., Term Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), 11/15/23(12)		9,459	9,431,179
Clarios Global, L.P.:
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	16,500	19,438,551
Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 4/30/26		20,842	20,713,897
CS Intermediate Holdco 2, LLC, Term Loan, 2.75%, (1 mo. USD LIBOR + 2.00%, Floor 0.75%), 11/2/23		5,031	4,917,683
Dayco Products, LLC, Term Loan, 4.385%, (3 mo. USD LIBOR + 4.25%), 5/19/23		10,888	10,652,536
Garrett LX I S.a.r.l.:
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 4/30/28	EUR	11,900	14,116,369
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 4/30/28		5,725	5,717,844
Gates Global, LLC:
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 4/1/24	EUR	8,404	9,948,236
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), 3/31/27		14,179	14,102,794
Goodyear Tire & Rubber Company (The), Term Loan - Second Lien, 2.11%, (1 mo. USD LIBOR + 2.00%), 3/7/25		8,017	7,940,838
Les Schwab Tire Centers, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.25%, Floor 0.75%), 11/2/27		20,870	20,912,512
MajorDrive Holdings IV, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 5/12/28		6,675	6,668,739
Tenneco, Inc., Term Loan, 3.092%, (1 mo. USD LIBOR + 3.00%), 10/1/25		34,316	33,973,144
Thor Industries, Inc., Term Loan, 3.125%, (1 mo. USD LIBOR + 3.00%), 2/1/26		9,518	9,538,357
TI Group Automotive Systems, LLC:
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 12/16/26	EUR	4,481	5,328,820
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 12/16/26		6,010	6,024,962
Truck Hero, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 1/31/28		19,576	19,547,807
Visteon Corporation, Term Loan, 1.848%, (USD LIBOR + 1.75%), 3/25/24(12)		2,217	2,196,323
Wheel Pros, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28		7,150	7,181,281

			$291,918,952

Beverage and Tobacco — 0.2%
City Brewing Company, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 4/5/28		7,075	$7,044,047

Borrower/Description	Principal Amount* (000’s omitted)	Value
Triton Water Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 3/31/28	11,250	$11,177,932

		$18,221,979

Brokerage/Securities Dealers/Investment Houses — 0.5%
Advisor Group, Inc., Term Loan, 4.592%, (1 mo. USD LIBOR + 4.50%), 7/31/26	11,035	$11,044,075
Clipper Acquisitions Corp., Term Loan, 1.853%, (1 mo. USD LIBOR + 1.75%), 3/3/28	12,869	12,659,630
Hudson River Trading, LLC, Term Loan, 3.092%, (1 mo. USD LIBOR + 3.00%), 3/20/28	20,881	20,574,731

		$44,278,436

Building and Development — 3.5%
Advanced Drainage Systems, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 7/31/26	1,892	$1,896,435
Aegion Corporation, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 5/17/28	4,325	4,379,063
American Builders & Contractors Supply Co., Inc., Term Loan, 2.092%, (1 mo. USD LIBOR + 2.00%), 1/15/27	21,738	21,522,912
American Residential Services, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/15/27	4,129	4,129,250
APi Group DE, Inc., Term Loan, 2.592%, (1 mo. USD LIBOR + 2.50%), 10/1/26	13,110	13,047,177
Artera Services, LLC, Term Loan, 3/6/25(14)	13,225	13,179,532
Beacon Roofing Supply, Inc., Term Loan, 2.592%, (1 mo. USD LIBOR + 2.50%), 4/23/28	9,500	9,454,201
Brookfield Property REIT, Inc., Term Loan, 3.092%, (1 mo. USD LIBOR + 3.00%), 8/28/23	9,891	9,798,663
Core & Main L.P., Term Loan, 7/27/28(14)	14,100	14,003,062
Cornerstone Building Brands, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/12/28	12,868	12,862,384
CPG International, Inc., Term Loan, 3.25%, (3 mo. USD LIBOR + 2.50%, Floor 0.75%), 5/5/24	6,764	6,755,829
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.842%, (1 mo. USD LIBOR + 2.75%), 8/21/25	28,559	28,189,685
Foundation Building Materials Holding Company, LLC, Term Loan, 3.75%, (USD LIBOR + 3.25%, Floor 0.50%), 2/3/28(12)	16,025	15,868,083
Groupe Solmax, Inc., Term Loan, 6/28/28(14)	8,350	8,381,313
MI Windows and Doors, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/18/27	8,727	8,750,865
Northstar Group Services, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/12/26	8,838	8,904,411
Osmose Utilities Services, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/23/28	6,950	6,890,633
Park River Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 12/28/27	7,980	7,920,772
Quikrete Holdings, Inc.:
Term Loan, 2.592%, (1 mo. USD LIBOR + 2.50%), 2/1/27	4,325	4,275,928
Term Loan, 2/21/28(14)	22,225	22,023,597
RE/MAX International, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 7/21/28	16,625	16,604,219
Realogy Group, LLC, Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/8/25	1,227	1,223,698
SRS Distribution, Inc., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.75%, Floor 0.50%), 6/2/28	9,875	9,819,453
U.S. Concrete, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 5/26/28	3,500	3,497,813
Werner FinCo L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 7/24/24	4,680	4,670,904

Borrower/Description	Principal Amount* (000’s omitted)		Value
White Cap Buyer, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/19/27		18,726	$18,761,854
WireCo WorldGroup, Inc., Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/30/23		7,722	7,737,064

			$284,548,800

Business Equipment and Services — 6.7%
Adtalem Global Education, Inc., Term Loan, 5.25%, (USD Prime + 2.00%), 4/11/25		4,414	$4,391,432
AlixPartners, LLP:
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	3,516	4,145,006
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 2/4/28		11,197	11,142,352
Allied Universal Holdco, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 5/12/28		8,600	8,600,699
Amentum Government Services Holdings, LLC, Term Loan, 3.592%, (1 mo. USD LIBOR + 3.50%), 1/29/27		9,479	9,435,807
AppLovin Corporation, Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 8/15/25		37,177	36,960,187
Asplundh Tree Expert, LLC, Term Loan, 1.842%, (1 mo. USD LIBOR + 1.75%), 9/7/27		8,387	8,309,502
Belfor Holdings, Inc., Term Loan, 3.842%, (1 mo. USD LIBOR + 3.75%), 4/6/26		2,648	2,654,284
Blitz 20-487 GmbH, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 4/28/28	EUR	5,525	6,521,258
Bracket Intermediate Holding Corp., Term Loan, 4.395%, (3 mo. USD LIBOR + 4.25%), 9/5/25		8,933	8,925,724
Brand Energy & Infrastructure Services, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/21/24		8,005	7,858,739
Camelot U.S. Acquisition 1 Co., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/30/26		8,134	8,101,084
Cast and Crew Payroll, LLC, Term Loan, 3.842%, (1 mo. USD LIBOR + 3.75%), 2/9/26		8,591	8,536,427
Ceridian HCM Holding, Inc., Term Loan, 2.584%, (1 week USD LIBOR + 2.50%), 4/30/25		10,138	9,971,932
CM Acquisition Co., Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 7/26/23		4,618	4,583,213
Deerfield Dakota Holding, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/9/27		2,302	2,303,428
EAB Global, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 11/15/24		3,721	3,716,710
Employbridge, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 7/14/28		17,745	17,559,636
Endure Digital, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/10/28		25,325	25,021,632
First Advantage Holdings, LLC, Term Loan, 2.842%, (1 mo. USD LIBOR + 2.75%), 1/31/27		5,857	5,826,055
Garda World Security Corporation, Term Loan, 4.34%, (1 mo. USD LIBOR + 4.25%), 10/30/26		7,695	7,687,914
Grab Holdings, Inc., Term Loan, 5.50%, (6 mo. USD LIBOR + 4.50%, Floor 1.00%), 1/29/26		20,873	20,977,051
Greeneden U.S. Holdings II, LLC:
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 12/1/27	EUR	1,244	1,482,160
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27		5,970	5,981,725
Hillman Group, Inc. (The):
Term Loan, 0.72%, 7/14/28(13)		1,118	1,112,692
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/14/28		5,061	5,035,983

Borrower/Description	Principal Amount* (000’s omitted)		Value
IG Investment Holdings, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 5/23/25		21,930	$21,976,945
Intrado Corp., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 10/10/24		4,376	4,275,402
IRI Holdings, Inc.:
Term Loan, 4.337%, (1 mo. USD LIBOR + 4.25%), 12/1/25		22,278	22,271,409
Term Loan, 5.092%, (1 mo. USD LIBOR + 5.00%), 12/1/25		6,253	6,455,964
Iron Mountain, Inc., Term Loan, 1.842%, (1 mo. USD LIBOR + 1.75%), 1/2/26		8,813	8,669,718
Ivanti Software, Inc.:
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27		5,411	5,396,221
Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/1/27		18,454	18,465,284
Term Loan - Second Lien, 9.50%, (3 mo. USD LIBOR + 8.50%, Floor 1.00%), 12/1/28		5,750	5,721,250
KAR Auction Services, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 9/19/26		3,310	3,268,409
KUEHG Corp.:
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/21/25		19,956	19,528,834
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 8/22/25		4,425	4,342,031
LGC Group Holdings, Ltd., Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 4/21/27	EUR	5,775	6,761,286
Loire Finco Luxembourg S.a.r.l., Term Loan, 3.092%, (1 mo. USD LIBOR + 3.00%), 4/21/27		3,044	2,985,381
Magnite, Inc., Term Loan, 5.75%, (3 mo. USD LIBOR + 5.00%, Floor 0.75%), 4/28/28		6,050	6,034,875
MedAssets Software Intermediate Holdings, Inc., Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 1/28/28(12)		6,750	6,741,562
Monitronics International, Inc., Term Loan, 7.75%, (3 mo. USD LIBOR + 6.50%, Floor 1.25%), 3/29/24		17,059	16,533,263
Nielsen Consumer, Inc.:
Term Loan, 4.00%, (1 mo. EURIBOR + 4.00%), 3/6/28	EUR	2,843	3,384,479
Term Loan, 4.103%, (1 mo. USD LIBOR + 4.00%), 3/6/28		5,287	5,285,333
Packaging Coordinators Midco, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/30/27		2,250	2,250,562
Pike Corporation, Term Loan, 3.10%, (1 mo. USD LIBOR + 3.00%), 1/21/28		3,260	3,248,048
Prime Security Services Borrower, LLC, Term Loan, 3.50%, (USD LIBOR + 2.75%, Floor 0.75%), 9/23/26(12)		896	892,890
Rockwood Service Corporation, Term Loan, 4.092%, (1 mo. USD LIBOR + 4.00%), 1/23/27		4,138	4,152,700
Sabre GLBL, Inc.:
Term Loan, 12/17/27(14)		3,055	3,034,436
Term Loan, 12/17/27(14)		4,870	4,837,071
SITEL Worldwide Corporation:
Term Loan, 7/27/28(14)	EUR	6,425	7,626,416
Term Loan, 7/27/28(14)		20,325	20,299,594
Skopima Merger Sub, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 4/30/28		9,675	9,622,591
Sotheby’s, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 1/15/27		5,816	5,834,615
Speedster Bidco GmbH, Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 3/31/27	EUR	2,975	3,464,813
Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/1/28		34,464	34,485,165

Borrower/Description	Principal Amount* (000’s omitted)		Value
team.blue Finco S.a.r.l.:
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 3/27/28	EUR	10,547	$12,472,627
Term Loan, 3/27/28(14)	EUR	603	712,721
TK Elevator Topco GmbH, Term Loan, 7/29/27(14)	EUR	2,625	3,117,150
TTF Holdings, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/24/28		3,975	3,970,031
Vestcom Parent Holdings, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), 12/19/23		4,652	4,643,449
West Corporation, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 10/10/24		3,415	3,307,094
WEX, Inc., Term Loan, 2.342%, (1 mo. USD LIBOR + 2.25%), 3/31/28		3,990	3,952,283
Zephyr Bidco Limited:
Term Loan, 3.75%, (2 mo. EURIBOR + 3.75%), 7/23/25	EUR	4,975	5,903,432
Term Loan, 4.803%, (1 mo. GBP LIBOR + 4.75%), 7/23/25	GBP	8,675	11,954,629

			$554,722,595

Cable and Satellite Television — 3.5%
Altice France S.A.:
Term Loan, 3.814%, (3 mo. USD LIBOR + 3.69%), 1/31/26		4,461	$4,415,232
Term Loan, 4.155%, (3 mo. USD LIBOR + 4.00%), 8/14/26		11,662	11,649,694
Charter Communications Operating, LLC, Term Loan, 1.85%, (1 mo. USD LIBOR + 1.75%), 2/1/27		6,705	6,634,269
CSC Holdings, LLC:
Term Loan, 2.343%, (1 mo. USD LIBOR + 2.25%), 7/17/25		25,599	25,246,791
Term Loan, 2.343%, (1 mo. USD LIBOR + 2.25%), 1/15/26		4	4,126
Term Loan, 2.593%, (1 mo. USD LIBOR + 2.50%), 4/15/27		13,277	13,141,227
LCPR Loan Financing, LLC, Term Loan, 3.843%, (1 mo. USD LIBOR + 3.75%), 10/15/28		1,650	1,654,744
Numericable Group S.A.:
Term Loan, 2.879%, (3 mo. USD LIBOR + 2.75%), 7/31/25		20,913	20,471,095
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 7/31/25	EUR	12,090	14,140,395
Telenet Financing USD, LLC, Term Loan, 2.093%, (1 mo. USD LIBOR + 2.00%), 4/30/28		32,325	31,770,853
Telenet International Finance S.a.r.l., Term Loan, 2.25%, (6 mo. EURIBOR + 2.25%), 4/30/29	EUR	5,000	5,891,395
UPC Broadband Holding B.V.:
Term Loan, 2.343%, (1 mo. USD LIBOR + 2.25%), 4/30/28		7,475	7,360,543
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 4/30/29	EUR	2,350	2,760,308
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	13,850	16,334,050
UPC Financing Partnership, Term Loan, 3.093%, (1 mo. USD LIBOR + 3.00%), 1/31/29		28,250	28,009,423
Virgin Media Bristol, LLC:
Term Loan, 2.593%, (1 mo. USD LIBOR + 2.50%), 1/31/28		44,275	43,653,910
Term Loan, 3.343%, (1 mo. USD LIBOR + 3.25%), 1/31/29		500	498,348
Virgin Media Ireland Limited, Term Loan, 6/17/29(14)	EUR	8,500	10,035,851
Virgin Media SFA Finance Limited:
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 1/31/29	EUR	11,625	13,608,203
Term Loan, 3.304%, (1 mo. GBP LIBOR + 3.25%), 1/15/27	GBP	8,175	11,207,013
Term Loan, 3.304%, (1 mo. GBP LIBOR + 3.25%), 11/15/27	GBP	600	822,533
Ziggo B.V., Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	17,350	20,382,756

			$289,692,759

Borrower/Description	Principal Amount* (000’s omitted)		Value
Chemicals and Plastics — 4.3%
Aruba Investments, Inc.:
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 11/24/27	EUR	3,441	$4,100,189
Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/24/27		5,112	5,144,139
Atotech B.V.:
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 3/18/28	EUR	2,675	3,155,368
Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/18/28		12,525	12,489,780
Axalta Coating Systems US Holdings, Inc., Term Loan, 1.897%, (3 mo. USD LIBOR + 1.75%), 6/1/24		29,836	29,534,465
Azelis Finance S.A.:
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 11/7/25	EUR	2,600	3,060,475
Term Loan, 3.875%, (3 mo. EURIBOR + 3.875%), 11/7/25	EUR	2,850	3,377,995
Caldic B.V.:
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 7/18/24	EUR	500	584,228
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 7/18/24	EUR	2,166	2,531,329
Charter NEX US, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27		3,184	3,187,649
Chemours Company (The), Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), 4/3/25	EUR	2,826	3,338,604
Colouroz Investment 1 GmbH, Term Loan, 5.75%, (3 mo. EURIBOR + 5.00%, Floor 0.75%), 5.00% cash, 0.75% PIK, 9/21/23	EUR	1,966	2,324,504
CPC Acquisition Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/29/27		16,883	16,798,274
Element Solutions, Inc., Term Loan, 2.092%, (1 mo. USD LIBOR + 2.00%), 1/31/26		4,395	4,378,034
Emerald Performance Materials, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), 8/12/25		8,730	8,764,031
Ferro Corporation:
Term Loan, 2.397%, (3 mo. USD LIBOR + 2.25%), 2/14/24		1,675	1,672,372
Term Loan, 2.397%, (3 mo. USD LIBOR + 2.25%), 2/14/24		1,712	1,708,728
Term Loan, 2.397%, (3 mo. USD LIBOR + 2.25%), 2/14/24		2,370	2,365,844
Flint Group GmbH, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23		2,022	2,012,295
Flint Group US, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23		12,231	12,172,736
Gemini HDPE, LLC, Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 12/31/27		5,179	5,167,784
Hexion, Inc., Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 7/1/26	EUR	5,339	6,357,486
Illuminate Buyer, LLC, Term Loan, 3.592%, (1 mo. USD LIBOR + 3.50%), 6/30/27		14,473	14,373,785
INEOS 226 Limited, Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 1/29/26	EUR	24,900	29,289,703
INEOS Enterprises Holdings II Limited, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	1,975	2,340,334
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 8/28/26		5,104	5,126,674
INEOS Finance PLC, Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), 4/1/24	EUR	6,307	7,450,441
INEOS Styrolution US Holding, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 1/29/26		17,850	17,823,975
Kraton Polymers, LLC, Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), 3/5/25	EUR	526	622,604

Borrower/Description	Principal Amount* (000’s omitted)		Value
Lonza Group AG:
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 4/29/28	EUR	7,125	$8,449,390
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 6/29/28		12,100	12,120,800
LSF11 Skyscraper Holdco S.a.r.l.:
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 9/29/27	EUR	11,350	13,398,712
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 9/29/27		4,839	4,845,049
Messer Industries GmbH:
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 3/1/26	EUR	2,632	3,099,558
Term Loan, 2.647%, (3 mo. USD LIBOR + 2.50%), 3/1/26		10,436	10,352,986
PMHC II, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 3/31/25		4,064	4,038,103
PQ Corporation:
Term Loan, 2.379%, (3 mo. USD LIBOR + 2.25%), 2/7/27		4,056	4,045,335
Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 6/9/28		8,890	8,852,493
Pregis TopCo Corporation, Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 7/31/26		1,375	1,377,292
Ravago Holdings America, Inc., Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), 2/18/28		1,796	1,785,400
Rohm Holding GmbH:
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 7/31/26	EUR	2,150	2,556,494
Term Loan, 4.904%, (6 mo. USD LIBOR + 4.75%), 7/31/26		10,710	10,696,261
Solenis Holdings, LLC:
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/26/25	EUR	1,741	2,071,164
Term Loan, 4.135%, (3 mo. USD LIBOR + 4.00%), 6/26/25		20,635	20,648,842
Starfruit Finco B.V., Term Loan, 2.835%, (1 mo. USD LIBOR + 2.75%), 10/1/25		8,242	8,150,586
Trinseo Materials Operating S.C.A., Term Loan, 2.592%, (1 mo. USD LIBOR + 2.50%), 5/3/28		7,775	7,694,334
Tronox Finance, LLC, Term Loan, 2.628%, (USD LIBOR + 2.50%), 3/13/28(12)		14,995	14,869,723

			$350,306,347

Clothing/Textiles — 0.0%(9)
Samsonite International S.A., Term Loan, 1.842%, (1 mo. USD LIBOR + 1.75%), 4/25/25		2,751	$2,689,517

			$2,689,517

Conglomerates — 0.1%
Penn Engineering & Manufacturing Corp., Term Loan, 3.50%, (2 mo. USD LIBOR + 2.50%, Floor 1.00%), 6/27/24		1,900	$1,897,781
Spectrum Brands, Inc., Term Loan, 2.50%, (6 mo. USD LIBOR + 2.00%, Floor 0.50%), 3/3/28		4,239	4,206,257

			$6,104,038

Containers and Glass Products — 1.8%
Berry Global, Inc., Term Loan, 1.85%, (1 mo. USD LIBOR + 1.75%), 7/1/26		6,443	$6,378,461
BWAY Holding Company, Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 4/3/24		11,141	10,802,970
Flex Acquisition Company, Inc.:
Term Loan, 3.395%, (3 mo. USD LIBOR + 3.25%), 6/29/25		10,325	10,192,876
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 2/23/28		29,711	29,487,688
Kouti B.V., Term Loan, 7/1/28(14)	EUR	29,975	35,468,933
Libbey Glass, Inc., Term Loan, 9.00%, (6 mo. USD LIBOR + 8.00%, Floor 1.00%), 11/13/25		7,683	7,989,951

Borrower/Description	Principal Amount* (000’s omitted)		Value
Proampac PG Borrower, LLC, Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 11/3/25(12)		19,338	$19,364,833
Reynolds Group Holdings, Inc., Term Loan, 2.842%, (1 mo. USD LIBOR + 2.75%), 2/5/23		16,141	16,111,438
TricorBraun Holdings, Inc.:
Term Loan, 3.325%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28(13)		813	806,098
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28		3,612	3,583,776
Trident TPI Holdings, Inc.:
Term Loan, 7/28/28(14)		7,422	7,426,844
Term Loan, 7/29/28(14)		1,053	1,053,453

			$148,667,321

Cosmetics/Toiletries — 0.1%
Kronos Acquisition Holdings, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 12/22/26		9,900	$9,808,316

			$9,808,316

Drugs — 3.7%
Aenova Holding GmbH, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), 3/6/26	EUR	2,925	$3,493,634
Akorn, Inc., Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 10/1/25		8,288	8,454,130
Albany Molecular Research, Inc.:
Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), 8/30/24(12)		3,672	3,676,105
Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), 8/30/24(12)		1,766	1,769,657
Alkermes, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/9/26		18,597	18,596,981
Amneal Pharmaceuticals, LLC, Term Loan, 3.625%, (1 mo. USD LIBOR + 3.50%), 5/4/25		22,637	21,914,973
Arbor Pharmaceuticals, Inc., Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), 7/5/23		4,652	4,638,712
Bausch Health Companies, Inc., Term Loan, 3.092%, (1 mo. USD LIBOR + 3.00%), 6/2/25		40,157	39,925,165
Cambrex Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 12/4/26		2,987	2,993,717
Catalent Pharma Solutions, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 2/22/28		1,047	1,050,430
Curia Global, Inc., Term Loan, 8/30/26(14)		3,300	3,293,813
Elanco Animal Health Incorporated, Term Loan, 1.85%, (1 mo. USD LIBOR + 1.75%), 8/2/27		1,456	1,430,949
Grifols Worldwide Operations USA, Inc., Term Loan, 2.084%, (1 week USD LIBOR + 2.00%), 11/15/27		35,833	35,423,159
Horizon Therapeutics USA, Inc.:
Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 5/22/26		7,802	7,736,238
Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 3/15/28		16,908	16,777,301
Jazz Financing Lux S.a.r.l., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 5/5/28		15,500	15,535,526
Mallinckrodt International Finance S.A.:
Term Loan, 6.00%, (6 mo. USD LIBOR + 5.25%, Floor 0.75%), 9/24/24		44,470	43,274,404
Term Loan, 6.25%, (6 mo. USD LIBOR + 5.50%, Floor 0.75%), 2/24/25		10,232	9,940,552

Borrower/Description	Principal Amount* (000’s omitted)		Value
Nidda Healthcare Holding AG, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 8/21/26	EUR	5,475	$6,433,828
PPD, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 1/13/28		39,431	39,388,037
Recipharm AB, Term Loan, 2/17/28(14)	EUR	13,725	16,225,299

			$301,972,610

Ecological Services and Equipment — 0.3%
EnergySolutions, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 5/9/25		17,904	$17,848,167
GFL Environmental, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 5/30/25		498	497,780
TruGreen Limited Partnership, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/2/27		4,080	4,102,447
US Ecology Holdings, Inc., Term Loan, 2.592%, (1 mo. USD LIBOR + 2.50%), 11/1/26		2,561	2,560,467

			$25,008,861

Electronics/Electrical — 16.9%
Applied Systems, Inc.:
Term Loan, 3.774%, (USD LIBOR + 3.25%, Floor 0.50%), 9/19/24(12)		44,804	$44,719,894
Term Loan - Second Lien, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 9/19/25		3,759	3,816,126
Aptean, Inc.:
Term Loan, 4.342%, (1 mo. USD LIBOR + 4.25%), 4/23/26		16,919	16,903,071
Term Loan - Second Lien, 7.75%, (1 mo. USD LIBOR + 7.00%, Floor 0.75%), 4/23/27		6,550	6,533,625
Astra Acquisition Corp.:
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 3/1/27		9,656	9,668,057
Term Loan - Second Lien, 10.125%, (1 mo. USD LIBOR + 9.125%, Floor 1.00%), 2/28/28		5,000	5,025,000
Banff Merger Sub, Inc.:
Term Loan, 3.842%, (1 mo. USD LIBOR + 3.75%), 10/2/25		39,754	39,444,782
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/2/25	EUR	11,984	14,266,058
Barracuda Networks, Inc., Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), 10/30/28		2,925	2,989,593
Buzz Merger Sub, Ltd.:
Term Loan, 2.842%, (1 mo. USD LIBOR + 2.75%), 1/29/27		4,071	4,027,464
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 1/29/27		435	432,882
Celestica, Inc.:
Term Loan, 2.211%, (1 mo. USD LIBOR + 2.13%), 6/27/25		3,988	3,967,625
Term Loan, 2.586%, (1 mo. USD LIBOR + 2.50%), 6/27/25		2,567	2,563,292
CentralSquare Technologies, LLC, Term Loan, 3.897%, (3 mo. USD LIBOR + 3.75%), 8/29/25		12,836	12,026,920
Cloudera, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 12/22/27		4,279	4,278,770
CommScope, Inc., Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 4/6/26		19,757	19,638,367
Concorde Midco, Ltd., Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	5,925	7,044,342
Constant Contact, Inc.:
Term Loan, 4.75%, 2/10/28(13)		3,484	3,467,199
Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), 2/10/28		12,966	12,905,684

Borrower/Description	Principal Amount* (000’s omitted)		Value
Cornerstone OnDemand, Inc., Term Loan, 3.339%, (1 mo. USD LIBOR + 3.25%), 4/22/27		11,515	$11,483,786
CPI International, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 7/26/24		9,548	9,522,109
Cvent, Inc., Term Loan, 3.842%, (1 mo. USD LIBOR + 3.75%), 11/29/24		15,295	15,249,251
Delta TopCo, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27		11,621	11,628,138
E2open, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 2/4/28		12,759	12,769,051
ECI Macola Max Holdings, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/9/27		11,539	11,565,062
Electro Rent Corporation, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 1/31/24		16,978	17,030,727
Energizer Holdings, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/22/27		7,672	7,640,655
Epicor Software Corporation, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/30/27		31,450	31,399,472
EverCommerce, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/14/28		2,775	2,769,797
Finastra USA, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/13/24		49,780	48,982,381
Fiserv Investment Solutions, Inc., Term Loan, 4.155%, (3 mo. USD LIBOR + 4.00%), 2/18/27		5,942	5,947,122
Gainwell Acquisition Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/1/27		43,289	43,315,977
Go Daddy Operating Company, LLC, Term Loan, 1.842%, (1 mo. USD LIBOR + 1.75%), 2/15/24		45,863	45,452,332
Hyland Software, Inc.:
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24		60,618	60,756,942
Term Loan - Second Lien, 7.00%, (1 mo. USD LIBOR + 6.25%, Floor 0.75%), 7/7/25		1,750	1,767,500
IGT Holding IV AB, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 3/31/28		5,686	5,664,428
Imprivata, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/1/27		16,065	16,056,718
Informatica, LLC:
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/25/27	EUR	2,395	2,821,758
Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 2/25/27		52,323	51,851,259
Term Loan - Second Lien, 7.125%, 2/25/25(15)		10,961	11,235,025
Liftoff Mobile, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 3/17/28		3,682	3,663,092
LogMeIn, Inc., Term Loan, 4.85%, (1 mo. USD LIBOR + 4.75%), 8/31/27		16,919	16,867,816
MA FinanceCo., LLC:
Term Loan, 2.842%, (1 mo. USD LIBOR + 2.75%), 6/21/24		2,712	2,659,128
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), 6/21/24	EUR	2,441	2,882,833
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 6/5/25	EUR	5,544	6,644,459
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/5/25		13,885	13,980,145
MACOM Technology Solutions Holdings, Inc., Term Loan, 2.342%, (1 mo. USD LIBOR + 2.25%), 5/17/24		1,368	1,363,701
Magenta Buyer, LLC:
Term Loan, 7/27/28(14)		44,025	43,898,428
Term Loan - Second Lien, 5/3/29(14)		10,150	10,150,000
Marcel LUX IV S.a.r.l.:
Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 3/15/26		2,192	2,183,768

Borrower/Description	Principal Amount* (000’s omitted)		Value
Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), 3/16/26	EUR	2,650	$3,140,285
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/31/27		731	730,415
Maverick Bidco, Inc.:
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 4/28/28		8,675	8,688,550
Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), 4/28/29		3,175	3,206,750
Maxlinear, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 6/17/28		7,802	7,774,508
Mirion Technologies, Inc., Term Loan, 4.147%, (3 mo. USD LIBOR + 4.00%), 3/6/26		5,234	5,236,189
N-Able International Holdings II, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 7/19/28		4,075	4,059,719
NCR Corporation, Term Loan, 2.63%, (3 mo. USD LIBOR + 2.50%), 8/28/26		9,066	8,896,319
Nobel Bidco B.V., Term Loan, 6/10/28(14)	EUR	11,450	13,558,298
Panther Commercial Holdings L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/7/28		17,713	17,750,139
PointClickCare Technologies, Inc., Term Loan, 3.75%, (USD LIBOR + 3.00%, Floor 0.75%), 12/29/27(12)		4,289	4,286,569
Polaris Newco, LLC:
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	8,650	10,271,483
Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), 6/2/28		24,500	24,501,519
Proofpoint, Inc., Term Loan, 6/9/28(14)		25,525	25,309,620
ProQuest, LLC, Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 10/23/26		17,761	17,750,286
Rackspace Technology Global, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 2/15/28		15,561	15,402,153
RealPage, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/24/28		32,650	32,484,497
Recorded Books, Inc., Term Loan, 4.103%, (1 mo. USD LIBOR + 4.00%), 8/29/25		6,877	6,876,977
Redstone Buyer, LLC:
Term Loan, 5.50%, 4/27/28(13)		4,051	4,039,612
Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 4/27/28		10,349	10,321,393
Renaissance Holding Corp.:
Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 5/30/25		5,064	4,991,173
Term Loan - Second Lien, 7.104%, (1 mo. USD LIBOR + 7.00%), 5/29/26		3,175	3,186,906
Seattle Spinco, Inc., Term Loan, 2.842%, (1 mo. USD LIBOR + 2.75%), 6/21/24		18,313	17,957,745
SkillSoft Corporation, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 6/30/28		6,925	6,974,777
SolarWinds Holdings, Inc., Term Loan, 2.842%, (1 mo. USD LIBOR + 2.75%), 2/5/24		26,534	26,265,129
Sophia L.P., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 10/7/27		16,169	16,177,416
Sovos Compliance, LLC:
Term Loan, 7/29/28(14)		1,476	1,479,975
Term Loan, 7/29/28(14)		8,549	8,570,088
SS&C European Holdings S.a.r.l., Term Loan, 1.842%, (1 mo. USD LIBOR + 1.75%), 4/16/25		5,604	5,526,995
SS&C Technologies, Inc., Term Loan, 1.842%, (1 mo. USD LIBOR + 1.75%), 4/16/25		7,074	6,976,902
SurveyMonkey, Inc., Term Loan, 3.84%, (1 week USD LIBOR + 3.75%), 10/10/25		13,148	13,082,649
Symplr Software, Inc., Term Loan, 5.25%, (6 mo. USD LIBOR + 4.50%, Floor 0.75%), 12/22/27		8,279	8,290,460
Tibco Software, Inc.:
Term Loan, 3.85%, (1 mo. USD LIBOR + 3.75%), 6/30/26		33,794	33,493,505
Term Loan - Second Lien, 7.35%, (1 mo. USD LIBOR + 7.25%), 3/3/28		10,757	10,897,927

Borrower/Description	Principal Amount* (000’s omitted)		Value
TTM Technologies, Inc., Term Loan, 2.60%, (1 mo. USD LIBOR + 2.50%), 9/28/24		1,605	$1,603,106
Turing Midco, LLC, Term Loan, 3.995%, (USD LIBOR + 3.25%, Floor 0.50%), 3/23/28(12)		6,608	6,600,177
Uber Technologies, Inc.:
Term Loan, 3.592%, (1 mo. USD LIBOR + 3.50%), 4/4/25		33,823	33,749,254
Term Loan, 3.592%, (1 mo. USD LIBOR + 3.50%), 2/25/27		25,056	24,989,835
Ultimate Software Group, Inc. (The):
Term Loan, 3.842%, (1 mo. USD LIBOR + 3.75%), 5/4/26		23,161	23,185,437
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 5/4/26		37,560	37,591,045
Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), 5/3/27		2,000	2,038,750
Ultra Clean Holdings, Inc., Term Loan, 3.842%, (1 mo. USD LIBOR + 3.75%), 8/27/25		15,119	15,157,174
Valkyr Purchaser, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/29/27		6,185	6,192,231
Verifone Systems, Inc., Term Loan, 4.147%, (3 mo. USD LIBOR + 4.00%), 8/20/25		13,945	13,635,459
Verisure Holding AB, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 3/27/28	EUR	15,450	18,245,942
Veritas US, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/1/25		19,232	19,421,113
Vision Solutions, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 4/24/28		20,800	20,731,755
VS Buyer, LLC, Term Loan, 3.092%, (1 mo. USD LIBOR + 3.00%), 2/28/27		21,739	21,603,395
Vungle, Inc., Term Loan, 5.592%, (1 mo. USD LIBOR + 5.50%), 9/30/26		6,386	6,414,190
Weld North Education, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/21/27		3,980	3,983,980
Zebra Buyer, LLC, Term Loan, 4/21/28(14)		1,200	1,201,750

			$1,387,423,132

Equipment Leasing — 0.7%
Avolon TLB Borrower 1 (US), LLC:
Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25		29,082	$28,999,975
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 12/1/27		12,860	12,874,843
Boels Topholding B.V., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/5/27	EUR	7,750	9,135,055
Fly Funding II S.a.r.l., Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), 10/8/25		8,374	8,436,553

			$59,446,426

Financial Intermediaries — 2.6%
Aretec Group, Inc., Term Loan, 4.342%, (1 mo. USD LIBOR + 4.25%), 10/1/25		18,707	$18,652,250
Citco Funding, LLC, Term Loan, 2.703%, (3 mo. USD LIBOR + 2.50%), 9/28/23		14,854	14,812,205
CoreLogic, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 6/2/28		48,325	48,155,862
Ditech Holding Corporation, Term Loan, 0.00%, 6/30/22(16)		22,620	4,524,003
Edelman Financial Center, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 4/7/28		15,507	15,487,874
EIG Management Company, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/22/25		2,927	2,921,809
FinCo I, LLC, Term Loan, 2.592%, (1 mo. USD LIBOR + 2.50%), 6/27/25		11,675	11,587,470
Focus Financial Partners, LLC:
Term Loan, 2.092%, (1 mo. USD LIBOR + 2.00%), 7/3/24		13,145	12,991,914
Term Loan, 0.50%, 6/24/28(13)		1,894	1,876,786
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%, Floor 0.50%), 7/1/28		8,206	8,132,738

Borrower/Description	Principal Amount* (000’s omitted)		Value
Franklin Square Holdings, L.P., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 8/1/25		6,346	$6,301,921
GreenSky Holdings, LLC:
Term Loan, 3.375%, (1 mo. USD LIBOR + 3.25%), 3/31/25		12,946	12,719,057
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 3/29/25		3,713	3,703,219
Guggenheim Partners, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), 7/21/23		24,538	24,525,553
LPL Holdings, Inc., Term Loan, 1.842%, (1 mo. USD LIBOR + 1.75%), 11/12/26		16,154	15,936,923
Victory Capital Holdings, Inc., Term Loan, 2.395%, (3 mo. USD LIBOR + 2.25%), 7/1/26		7,352	7,280,859
Virtus Investment Partners, Inc., Term Loan, 3.00%, (6 mo. USD LIBOR + 2.25%, Floor 0.75%), 6/1/24		4,150	4,154,911

			$213,765,354

Food Products — 2.1%
Alphabet Holding Company, Inc., Term Loan, 3.592%, (1 mo. USD LIBOR + 3.50%), 9/26/24		20,482	$20,479,598
Badger Buyer Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 9/30/24		4,890	4,788,678
Froneri International, Ltd., Term Loan, 2.342%, (1 mo. USD LIBOR + 2.25%), 1/29/27		18,241	17,932,937
H Food Holdings, LLC:
Term Loan, 3.78%, (1 mo. USD LIBOR + 3.69%), 5/23/25		8,559	8,480,961
Term Loan, 4.092%, (1 mo. USD LIBOR + 4.00%), 5/23/25		5,606	5,585,227
HLF Financing S.a.r.l., Term Loan, 2.592%, (1 mo. USD LIBOR + 2.50%), 8/18/25		10,701	10,639,700
JBS USA LUX S.A., Term Loan, 2.092%, (1 mo. USD LIBOR + 2.00%), 5/1/26		52,492	51,999,640
Nomad Foods Europe Midco Limited, Term Loan, 2.343%, (1 mo. USD LIBOR + 2.25%), 5/15/24		10,516	10,454,808
Shearer’s Foods, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 9/23/27		2,903	2,906,365
Simply Good Foods USA, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 7/7/24		2,724	2,740,424
Sunshine Investments B.V.:
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 3/28/25	EUR	10,618	12,521,673
Term Loan, 3.838%, (3 mo. GBP LIBOR + 3.75%), 3/28/25	GBP	2,000	2,770,010
UTZ Quality Foods, LLC, Term Loan, 3.092%, (1 mo. USD LIBOR + 3.00%), 1/20/28		2,067	2,059,153
Valeo F1 Company Limited (Ireland):
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 8/27/27	EUR	6,725	7,972,542
Term Loan, 5.584%, (3 mo. GBP LIBOR + 5.50%), 8/27/27	GBP	2,500	3,475,002
Wsof I New Finco B.V., Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), 4/23/28	EUR	5,900	6,955,129

			$171,761,847

Food Service — 0.8%
1011778 B.C. Unlimited Liability Company, Term Loan, 1.842%, (1 mo. USD LIBOR + 1.75%), 11/19/26		35,034	$34,456,451

Borrower/Description	Principal Amount* (000’s omitted)		Value
IRB Holding Corp.:
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/5/25		3	$2,526
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/15/27		25,024	24,972,850
Sovos Brands Intermediate, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 6/8/28		6,175	6,182,719

			$65,614,546

Food/Drug Retailers — 0.2%
L1R HB Finance Limited:
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 8/9/24	EUR	4,674	$5,395,824
Term Loan, 5.329%, (3 mo. GBP LIBOR + 5.25%), 9/2/24	GBP	9,172	12,326,865
Murphy USA, Inc., Term Loan, 2.25%, (1 mo. USD LIBOR + 1.75%, Floor 0.50%), 1/31/28		2,444	2,445,403

			$20,168,092

Forest Products — 0.3%
Clearwater Paper Corporation, Term Loan, 3.125%, (1 mo. USD LIBOR + 3.00%), 7/26/26		1,497	$1,494,339
Journey Personal Care Corp., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/1/28		17,213	17,255,531
Neenah, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 4/6/28		3,550	3,550,000

			$22,299,870

Health Care — 8.4%
ADMI Corp., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/23/27		6,650	$6,633,967
AI Sirona (Luxembourg) Acquisition S.a.r.l., Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 9/29/25	EUR	2,000	2,365,759
Alliance Healthcare Services, Inc.:
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 10/24/23		8,006	8,015,722
Term Loan - Second Lien, 12.00%, (1 mo. USD LIBOR + 11.00%, Floor 1.00%), 2.00% cash, 10.00% PIK, 4/24/24		6,012	6,027,328
athenahealth, Inc., Term Loan, 4.41%, (3 mo. USD LIBOR + 4.25%), 2/11/26		22,503	22,536,593
Avantor Funding, Inc., Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 6/12/28	EUR	19,700	23,359,370
Avantor, Inc.:
Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 11/21/24		3,366	3,355,458
Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 11/8/27		2,811	2,802,091
Bayou Intermediate II, LLC, Term Loan, 5/13/28(14)		7,300	7,327,375
Biogroup-LCD, Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/28/28	EUR	1,650	1,945,323
BW NHHC Holdco, Inc., Term Loan, 5.155%, (3 mo. USD LIBOR + 5.00%), 5/15/25		13,897	12,776,881
CAB, Term Loan, 2/9/28(14)	EUR	7,150	8,462,600
Cano Health, LLC, Term Loan, 5.25%, (6 mo. USD LIBOR + 4.50%, Floor 0.75%), 11/19/27		6,467	6,475,143
CCRR Parent, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/6/28		3,890	3,909,701
CeramTec AcquiCo GmbH, Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 3/7/25	EUR	16,970	19,918,264
Cerba Healthcare S.A.S., Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 5/24/28	EUR	12,725	15,094,089
Certara L.P., Term Loan, 3.592%, (1 mo. USD LIBOR + 3.50%), 8/15/26		1,850	1,846,531
CryoLife, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/1/27		6,801	6,806,858
Dedalus Finance GmbH, Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 5/4/27	EUR	16,850	20,000,796
Elsan S.A.S., Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 6/16/28	EUR	4,100	4,852,568

Borrower/Description	Principal Amount* (000’s omitted)		Value
Ensemble RCM, LLC, Term Loan, 3.879%, (3 mo. USD LIBOR + 3.75%), 8/3/26		11,652	$11,656,838
Envision Healthcare Corporation, Term Loan, 3.842%, (1 mo. USD LIBOR + 3.75%), 10/10/25		47,425	40,688,994
eResearchTechnology, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/4/27		2,194	2,203,144
Gentiva Health Services, Inc., Term Loan, 2.875%, (1 mo. USD LIBOR + 2.75%), 7/2/25		21,203	21,150,447
GHX Ultimate Parent Corporation, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 6/28/24		9,018	8,984,611
Greatbatch, Ltd., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 10/27/22		4,042	4,042,763
Hanger, Inc., Term Loan, 3.592%, (1 mo. USD LIBOR + 3.50%), 3/6/25		11,755	11,764,917
HCRX Investments Holdco, L.P., Term Loan, 7/14/28(14)		9,925	9,898,639
ICON Luxembourg S.a.r.l.:
Term Loan, 7/3/28(14)		748	747,181
Term Loan, 7/3/28(14)		3,002	2,998,912
Inovalon Holdings, Inc., Term Loan, 2.875%, (1 mo. USD LIBOR + 2.75%), 4/2/25		11,917	11,846,403
IQVIA, Inc.:
Term Loan, 1.842%, (1 mo. USD LIBOR + 1.75%), 3/7/24		9,993	9,907,192
Term Loan, 1.842%, (1 mo. USD LIBOR + 1.75%), 1/17/25		13,433	13,316,718
IVC Acquisition Ltd.:
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 2/13/26	EUR	6,225	7,376,900
Term Loan, 4.669%, (3 mo. GBP SONIA + 4.62%), 2/13/26	GBP	950	1,323,390
Medical Solutions, LLC, Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 6/14/24		12,074	12,111,857
Mehilainen Yhtiot Oy, Term Loan, 3.625%, (3 mo. EURIBOR + 3.625%), 8/11/25	EUR	5,525	6,540,566
Midwest Physician Administrative Services, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 3/12/28		4,115	4,092,184
MPH Acquisition Holdings, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 6/7/23		23,309	23,177,550
National Mentor Holdings, Inc.:
Term Loan, 3.75%, 3/2/28(13)		714	714,247
Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 2/18/28(12)		15,390	15,385,391
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/2/28		485	484,564
Term Loan - Second Lien, 8.25%, (3 mo. USD LIBOR + 7.25%, Floor 1.00%), 3/2/29		5,525	5,649,313
Navicure, Inc., Term Loan, 4.092%, (1 mo. USD LIBOR + 4.00%), 10/22/26		11,398	11,390,751
Ortho-Clinical Diagnostics S.A., Term Loan, 3.101%, (1 mo. USD LIBOR + 3.00%), 6/30/25		12,966	12,932,367
Pacific Dental Services, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 5/5/28		4,825	4,842,090
Padagis, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.75%, Floor 0.50%), 7/6/28		8,425	8,451,328
Parexel International Corporation, Term Loan, 2.842%, (1 mo. USD LIBOR + 2.75%), 9/27/24		3,150	3,143,665
PetVet Care Centers, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/14/25		1,269	1,266,959
Phoenix Guarantor, Inc.:
Term Loan, 3.339%, (1 mo. USD LIBOR + 3.25%), 3/5/26		19,202	19,014,555
Term Loan, 3.596%, (1 mo. USD LIBOR + 3.50%), 3/5/26		10,538	10,477,998

Borrower/Description	Principal Amount* (000’s omitted)		Value
Press Ganey Holdings, Inc., Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 7/24/26(12)		2,500	$2,507,813
Project Ruby Ultimate Parent Corp., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/3/28		11,746	11,701,517
Radiology Partners, Inc., Term Loan, 4.348%, (1 mo. USD LIBOR + 4.25%), 7/9/25		25,817	25,757,360
RadNet, Inc., Term Loan, 3.754%, (USD LIBOR + 3.00%, Floor 0.75%), 4/22/28(12)		13,425	13,383,047
Ramsay Generale de Sante S.A., Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 4/22/27	EUR	9,100	10,767,883
Select Medical Corporation, Term Loan, 2.35%, (1 mo. USD LIBOR + 2.25%), 3/6/25		27,023	26,701,695
Signify Health, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/16/28		3,375	3,362,344
Sotera Health Holdings, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 12/11/26		13,328	13,272,602
Sound Inpatient Physicians, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 6/27/25		2,375	2,366,835
Sunshine Luxembourg VII S.a.r.l., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 10/1/26		13,416	13,453,109
Surgery Center Holdings, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 8/31/26		22,390	22,415,991
Synlab Bondco PLC, Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,125	2,499,709
Team Health Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/6/24		7,162	6,941,417
U.S. Anesthesia Partners, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 6/23/24		21,248	21,008,561
US Radiology Specialists, Inc., Term Loan, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 12/10/27		8,657	8,725,034
Verscend Holding Corp., Term Loan, 4.092%, (1 mo. USD LIBOR + 4.00%), 8/27/25		27,509	27,509,285

			$694,469,053

Home Furnishings — 1.3%
ACProducts, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 5/5/28		19,000	$18,903,309
Ai Aqua Merger Sub, Inc.:
Term Loan, 7/30/28(14)		510	510,669
Term Loan, 7/31/28(14)		4,081	4,085,354
Conair Holdings, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 5/17/28		19,700	19,666,136
Mattress Firm, Inc., Term Loan, 6.25%, (6 mo. USD LIBOR + 5.25%, Floor 1.00%), 11/26/27		10,792	10,994,017
Serta Simmons Bedding, LLC:
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		13,535	13,687,202
Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		44,703	42,495,980

			$110,342,667

Industrial Equipment — 3.8%
AI Alpine AT Bidco GmbH, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 10/31/25	EUR	6,125	$7,136,033
Alliance Laundry Systems, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/8/27		9,828	9,835,769
Altra Industrial Motion Corp., Term Loan, 2.092%, (1 mo. USD LIBOR + 2.00%), 10/1/25		6,682	6,658,516

Borrower/Description	Principal Amount* (000’s omitted)		Value
American Trailer World Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/3/28		14,275	$14,105,484
Apex Tool Group, LLC, Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), 8/1/24		16,379	16,457,801
CFS Brands, LLC, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 3/20/25		3,682	3,623,481
Clark Equipment Company:
Term Loan, 1.982%, (3 mo. USD LIBOR + 1.84%), 5/18/24		9,985	9,877,706
Term Loan, 2.397%, (3 mo. USD LIBOR + 2.25%), 5/18/24		4,738	4,726,280
CPM Holdings, Inc., Term Loan, 3.60%, (1 mo. USD LIBOR + 3.50%), 11/17/25		3,216	3,198,320
Delachaux Group S.A., Term Loan, 4.629%, (3 mo. USD LIBOR + 4.50%), 4/16/26		4,998	4,987,589
DexKo Global, Inc.:
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 7/24/24	EUR	2,621	3,108,060
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 7/24/24	EUR	6,553	7,770,194
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 7/24/24		9,112	9,112,019
DXP Enterprises, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/16/27		4,279	4,299,893
Dynacast International, LLC:
Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 7/19/25		9,564	9,563,967
Term Loan, 10.25%, (3 mo. USD LIBOR + 9.25%, Floor 1.00%), 10/25/25		3,104	3,220,207
Engineered Machinery Holdings, Inc.:
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 5/5/28	EUR	10,875	12,892,400
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 7/19/24		11,243	11,243,845
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 7/19/24		2,530	2,538,007
EWT Holdings III Corp., Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 4/1/28		8,600	8,527,433
Filtration Group Corporation:
Term Loan, 3.092%, (1 mo. USD LIBOR + 3.00%), 3/29/25		6,481	6,422,209
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 3/29/25	EUR	2,983	3,518,360
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/29/25		2,506	2,512,067
GrafTech Finance, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 2/12/25		5,746	5,756,503
Granite Holdings US Acquisition Co., Term Loan, 4.147%, (3 mo. USD LIBOR + 4.00%), 9/30/26		14,508	14,503,502
Harsco Corporation, Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 3/5/28		3,450	3,421,251
Hayward Industries, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 5/12/28		7,500	7,443,750
LTI Holdings, Inc.:
Term Loan, 2.375%, 7/24/26(13)		1,922	1,919,473
Term Loan, 3.592%, (1 mo. USD LIBOR + 3.50%), 9/6/25		5,738	5,640,925
Term Loan, 4.842%, (1 mo. USD LIBOR + 4.75%), 7/24/26		2,063	2,061,960
Term Loan, 4.842%, (1 mo. USD LIBOR + 4.75%), 7/24/26		3,203	3,199,121
Madison IAQ, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/21/28		21,225	21,074,663
Minimax Viking GmbH, Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 7/31/25	EUR	1,875	2,214,788
Quimper AB, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 2/16/26	EUR	20,175	23,759,742
Robertshaw US Holding Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 2/28/25		17,207	16,590,558

Borrower/Description	Principal Amount* (000’s omitted)		Value
SiteOne Landscape Supply, LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 3/23/28		4,389	$4,356,083
Tiger Acquisition, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/1/28		4,975	4,943,906
Titan Acquisition Limited, Term Loan, 3.167%, (6 mo. USD LIBOR + 3.00%), 3/28/25		20,727	20,317,236
Vertical Midco GmbH, Term Loan, 4.404%, (6 mo. USD LIBOR + 4.25%), 7/30/27		4,040	4,049,975
Vertical US Newco, Inc., Term Loan, 7/29/27(14)		1,000	999,196
Welbilt, Inc., Term Loan, 2.592%, (1 mo. USD LIBOR + 2.50%), 10/23/25		1,000	993,125
Zephyr German BidCo GmbH, Term Loan, 3.75%, (2 mo. EURIBOR + 3.75%), 3/10/28	EUR	4,275	5,075,177

			$313,656,574

Insurance — 1.9%
Alliant Holdings Intermediate, LLC:
Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 5/9/25		4,827	$4,772,202
Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 5/9/25		5,908	5,841,185
AmWINS Group, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/19/28		31,467	31,037,006
AssuredPartners, Inc., Term Loan, 3.592%, (1 mo. USD LIBOR + 3.50%), 2/12/27		9,018	8,926,337
Asurion, LLC:
Term Loan, 3.092%, (1 mo. USD LIBOR + 3.00%), 11/3/24		2,183	2,149,762
Term Loan, 3.217%, (1 mo. USD LIBOR + 3.13%), 11/3/23		14,909	14,774,086
Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 12/23/26		3,483	3,423,423
Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 7/31/27		11,870	11,673,655
Term Loan - Second Lien, 5.342%, (1 mo. USD LIBOR + 5.25%), 1/31/28		14,540	14,488,499
Financiere CEP S.A.S., Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/18/27	EUR	4,125	4,907,553
FrontDoor, Inc., Term Loan, 2.342%, (1 mo. USD LIBOR + 2.25%), 6/17/28		875	875,273
Hub International Limited, Term Loan, 2.875%, (3 mo. USD LIBOR + 2.75%), 4/25/25		15,372	15,163,310
NFP Corp., Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 2/15/27		25,791	25,368,731
USI, Inc.:
Term Loan, 3.147%, (3 mo. USD LIBOR + 3.00%), 5/16/24		6,466	6,403,762
Term Loan, 3.397%, (3 mo. USD LIBOR + 3.25%), 12/2/26		3,467	3,433,337

			$153,238,121

Leisure Goods/Activities/Movies — 3.1%
AMC Entertainment Holdings, Inc., Term Loan, 3.103%, (1 mo. USD LIBOR + 3.00%), 4/22/26		7,724	$6,884,311
Amer Sports Oyj, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), 3/30/26	EUR	11,925	14,181,390
Bombardier Recreational Products, Inc., Term Loan, 2.092%, (1 mo. USD LIBOR + 2.00%), 5/24/27		44,164	43,602,576
Carnival Corporation:
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 6/30/25	EUR	2,918	3,468,612
Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), 6/30/25		3,765	3,745,489
City Football Group Limited, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 7/21/28		14,300	14,264,250
ClubCorp Holdings, Inc., Term Loan, 2.897%, (3 mo. USD LIBOR + 2.75%), 9/18/24		17,838	16,878,908
Crown Finance US, Inc.:
Term Loan, 2.625%, (6 mo. EURIBOR + 2.625%), 2/28/25	EUR	4,017	3,886,125
Term Loan, 3.50%, (6 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/28/25		10,253	8,372,470

Borrower/Description	Principal Amount* (000’s omitted)		Value
Term Loan, 15.25%, 7.00% cash, 8.25% PIK, 5/23/24(15)		5,871	$7,280,161
Term Loan, 5/23/24(14)		2,800	2,694,830
Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24		23,406	23,250,253
Etraveli Holding AB, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), 8/2/24	EUR	7,950	9,187,060
Lindblad Expeditions, Inc.:
Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 4.75% cash, 1.25% PIK, 3/27/25		479	466,833
Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 4.75% cash, 1.25% PIK, 3/27/25		1,915	1,867,330
Live Nation Entertainment, Inc., Term Loan, 1.875%, (1 mo. USD LIBOR + 1.75%), 10/17/26		15,830	15,417,877
Match Group, Inc., Term Loan, 1.906%, (3 mo. USD LIBOR + 1.75%), 2/13/27		6,450	6,353,250
Playtika Holding Corp., Term Loan, 2.842%, (1 mo. USD LIBOR + 2.75%), 3/13/28		21,554	21,433,995
SeaWorld Parks & Entertainment, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 3/31/24		4,974	4,940,128
SRAM, LLC, Term Loan, 3.25%, (USD LIBOR + 2.75%, Floor 0.50%), 5/12/28(12)		2,798	2,790,020
Steinway Musical Instruments, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/14/25		1,356	1,345,812
Topps Company, Inc. (The), Term Loan, 7/7/28(14)		5,700	5,653,688
Travel Leaders Group, LLC, Term Loan, 4.092%, (1 mo. USD LIBOR + 4.00%), 1/25/24		15,192	14,216,949
UFC Holdings, LLC, Term Loan, 3.50%, (6 mo. USD LIBOR + 2.75%, Floor 0.75%), 4/29/26		21,732	21,622,994
Vue International Bidco PLC, Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), 7/3/26	EUR	3,878	4,264,170
WMG Acquisition Corp., Term Loan, 2.217%, (1 mo. USD LIBOR + 2.13%), 1/20/28		500	494,453

			$258,563,934

Lodging and Casinos — 1.9%
Aristocrat Technologies, Inc., Term Loan, 1.884%, (3 mo. USD LIBOR + 1.75%), 10/19/24		7,466	$7,393,636
Boyd Gaming Corporation, Term Loan, 2.334%, (1 week USD LIBOR + 2.25%), 9/15/23		2,038	2,034,973
Churchill Downs Incorporated, Term Loan, 2.10%, (1 mo. USD LIBOR + 2.00%), 12/27/24		3,378	3,356,391
CityCenter Holdings, LLC, Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 4/18/24		5,709	5,698,766
Four Seasons Hotels Limited, Term Loan, 2.092%, (1 mo. USD LIBOR + 2.00%), 11/30/23		4,606	4,580,649
Golden Nugget, Inc.:
Term Loan, 3.25%, (2 mo. USD LIBOR + 2.50%, Floor 0.75%), 10/4/23		23,065	22,856,203
Term Loan, 13.00%, (3 mo. USD LIBOR + 12.00%, Floor 1.00%), 10/4/23		1,875	2,081,250
Great Canadian Gaming Corporation, Term Loan, 11/1/26(14)		5,575	5,580,229
GVC Holdings PLC, Term Loan, 2.25%, (6 mo. EURIBOR + 2.25%), 3/29/24	EUR	21,225	24,989,309
Hilton Grand Vacations Borrower, LLC, Term Loan, 5/19/28(14)		9,125	9,106,750
Oravel Stays Singapore Pte. Ltd., Term Loan, 9.00%, (3 mo. USD LIBOR + 8.25%, Floor 0.75%), 6/23/26		5,475	5,608,453

Borrower/Description	Principal Amount* (000’s omitted)		Value
Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24		19,925	$19,193,417
Sportradar Capital S.a.r.l., Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), 11/22/27	EUR	3,550	4,226,102
Stars Group Holdings B.V. (The):
Term Loan, 2.368%, (3 mo. USD LIBOR + 2.25%), 7/21/26		24,125	23,966,692
Term Loan, 7/21/26(14)	EUR	11,225	13,309,712

			$153,982,532

Nonferrous Metals/Minerals — 0.4%
American Consolidated Natural Resources, Inc., Term Loan, 17.00%, (3 mo. USD LIBOR + 16.00%, Floor 1.00%), 14.00% cash, 3.00% PIK, 9/16/25		4,639	$4,708,831
Oxbow Carbon, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 10/13/25		5,381	5,394,197
Rain Carbon GmbH, Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/16/25	EUR	15,625	18,361,381

			$28,464,409

Oil and Gas — 2.1%
Ameriforge Group, Inc.:
Term Loan, 12.553%, (USD LIBOR + 13.00%, Floor 1.00%), 12/31/23(12)(13)		2,910	$1,547,654
Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, 12/31/23		22,866	12,161,962
Apergy Corporation:
Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 5/9/25		328	327,454
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 6/3/27		1,615	1,646,291
Buckeye Partners L.P., Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 11/1/26		13,429	13,314,560
Centurion Pipeline Company, LLC:
Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 9/29/25		3,144	3,100,159
Term Loan, 4.092%, (1 mo. USD LIBOR + 4.00%), 9/28/25		1,642	1,613,019
CITGO Holding, Inc., Term Loan, 8.00%, (6 mo. USD LIBOR + 7.00%, Floor 1.00%), 8/1/23		2,530	2,509,382
CITGO Petroleum Corporation, Term Loan, 7.25%, (6 mo. USD LIBOR + 6.25%, Floor 1.00%), 3/28/24		22,962	23,066,146
CQP Holdco L.P., Term Loan, 6/5/28(14)		19,100	19,014,050
Delek US Holdings, Inc.:
Term Loan, 2.342%, (1 mo. USD LIBOR + 2.25%), 3/31/25		3,390	3,320,187
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 3/31/25		5,812	5,838,958
Fieldwood Energy, LLC:
DIP Loan, 3.675%, (1 mo. USD LIBOR + 8.75%, Floor 1.00%), 9/30/21(13)		3,000	3,044,803
Term Loan, 0.00%, 4/11/22(16)		20,306	11,024,257
Gulf Finance, LLC, Term Loan, 6.25%, (1 mo. USD LIBOR + 5.25%, Floor 1.00%), 8/25/23		1,995	1,679,204
ITT Holdings, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/30/28		4,200	4,200,000
Lealand Finance Company B.V., Term Loan, 4.092%, (1 mo. USD LIBOR + 4.00%), 1.092% cash, 3.00% PIK, 6/30/25		2,351	1,056,671
Matador Bidco S.a.r.l., Term Loan, 4.842%, (1 mo. USD LIBOR + 4.75%), 10/15/26		26,598	26,647,546

Borrower/Description	Principal Amount* (000’s omitted)		Value
McDermott Technology Americas, Inc., DIP Letter of Credit, 4.475%, 6/28/24(13)		9,039	$7,005,511
Prairie ECI Acquiror L.P., Term Loan, 4.842%, (1 mo. USD LIBOR + 4.75%), 3/11/26		6,382	6,211,879
PSC Industrial Holdings Corp., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/11/24		7,832	7,785,006
RDV Resources Properties, LLC, Term Loan, 9.50%, (1 mo. USD LIBOR + 8.50%, Floor 1.00%), 3/29/24		6,166	3,792,282
Sunrise Oil & Gas Properties, LLC:
Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 1/17/23		2,081	2,060,247
Term Loan - Second Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 1/17/23		2,196	2,141,457
Term Loan - Third Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 1/17/23		2,537	2,283,678
UGI Energy Services, LLC, Term Loan, 3.842%, (1 mo. USD LIBOR + 3.75%), 8/13/26		10,070	10,104,119

			$176,496,482

Publishing — 0.6%
Adevinta ASA:
Term Loan, 4/20/28(14)		2,175	$2,175,679
Term Loan, 4/20/28(14)	EUR	8,075	9,575,641
Alchemy Copyrights, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/10/28		3,598	3,593,360
Ascend Learning, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 7/12/24		4,511	4,521,222
Axel Springer S.E., Term Loan, 5.00%, (3 mo. EURIBOR + 5.00%), 12/18/26	EUR	2,000	2,377,441
Getty Images, Inc.:
Term Loan, 4.625%, (1 mo. USD LIBOR + 4.50%), 2/19/26		23,244	23,243,765
Term Loan, 5.00%, (1 mo. EURIBOR + 5.00%), 2/19/26	EUR	3,724	4,419,225
Tweddle Group, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 9/17/23		1,717	1,688,991

			$51,595,324

Radio and Television — 1.6%
Diamond Sports Group, LLC, Term Loan, 3.35%, (1 mo. USD LIBOR + 3.25%), 8/24/26		23,420	$13,067,566
Entercom Media Corp., Term Loan, 2.588%, (1 mo. USD LIBOR + 2.50%), 11/18/24		1,509	1,491,531
Entravision Communications Corporation, Term Loan, 2.842%, (1 mo. USD LIBOR + 2.75%), 11/29/24		7,266	7,175,614
Hubbard Radio, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), 3/28/25		7,224	7,207,851
iHeartCommunications, Inc., Term Loan, 3.092%, (1 mo. USD LIBOR + 3.00%), 5/1/26		2,365	2,334,633
Mission Broadcasting, Inc., Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 5/26/28		3,700	3,668,395
Nexstar Broadcasting, Inc.:
Term Loan, 2.337%, (1 mo. USD LIBOR + 2.25%), 1/17/24		17,582	17,476,391
Term Loan, 2.60%, (1 mo. USD LIBOR + 2.50%), 9/18/26		9,508	9,430,596
Sinclair Television Group, Inc.:
Term Loan, 2.60%, (1 mo. USD LIBOR + 2.50%), 9/30/26		6,313	6,227,343
Term Loan, 3.10%, (1 mo. USD LIBOR + 3.00%), 4/1/28		23,194	23,041,849
Terrier Media Buyer, Inc., Term Loan, 3.592%, (1 mo. USD LIBOR + 3.50%), 12/17/26		19,054	18,881,567

Borrower/Description	Principal Amount* (000’s omitted)	Value
Univision Communications, Inc.:
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 3/15/24	17,716	$17,686,274
Term Loan, 3/15/26(14)	1,000	999,732

		$128,689,342

Retailers (Except Food and Drug) — 1.3%
BJ’s Wholesale Club, Inc., Term Loan, 2.10%, (1 mo. USD LIBOR + 2.00%), 2/3/24	1,318	$1,317,595
CNT Holdings I Corp., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/8/27	5,037	5,037,899
David’s Bridal, Inc.:
Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), 6/30/23	4,316	3,962,427
Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 6.00% cash, 5.00% PIK, 6/23/23	3,701	3,681,976
Go Wireless, Inc., Term Loan, 7.50%, (1 mo. USD LIBOR + 6.50%, Floor 1.00%), 12/22/24	5,879	5,886,210
Great Outdoors Group, LLC, Term Loan, 5.00%, (6 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/6/28	40,073	40,178,506
Harbor Freight Tools USA, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/19/27	20,750	20,677,306
Hoya Midco, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24	6,977	6,942,584
PetSmart, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/12/28	12,150	12,158,857
Phillips Feed Service, Inc., Term Loan, 8.00%, (6 mo. USD LIBOR + 7.00%, Floor 1.00%), 11/13/24(6)	482	385,232
Pier 1 Imports (U.S.), Inc., Term Loan, 0.00%, 4/30/22(6)(16)	748	598,488
Protective Industrial Products, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 1/20/28	8,030	7,989,726

		$108,816,806

Steel — 0.4%
Atkore International, Inc., Term Loan, 2.50%, (3 mo. USD LIBOR + 2.00%, Floor 0.50%), 5/26/28	8,225	$8,230,141
Neenah Foundry Company, Term Loan, 10.00%, (2 mo. USD LIBOR + 9.00%, Floor 1.00%), 12/13/22	3,363	3,110,412
Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25	2,641	2,636,006
TMS International Corp., Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 8/14/24(12)	1,791	1,784,284
Zekelman Industries, Inc., Term Loan, 2.087%, (1 mo. USD LIBOR + 2.00%), 1/24/27	19,852	19,599,222

		$35,360,065

Surface Transport — 0.7%
Avis Budget Car Rental, LLC, Term Loan, 2.35%, (1 mo. USD LIBOR + 2.25%), 8/6/27	7,085	$6,939,849
Hertz Corporation (The):
Term Loan, 6/14/28(14)	2,577	2,564,781
Term Loan, 6/14/28(14)	13,673	13,609,039

Borrower/Description	Principal Amount* (000’s omitted)		Value
Kenan Advantage Group, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/24/26		22,418	$22,455,669
PODS, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 3/31/28		3,895	3,884,289
XPO Logistics, Inc., Term Loan, 1.881%, (3 mo. USD LIBOR + 1.75%), 2/24/25		4,275	4,243,737

			$53,697,364

Telecommunications — 2.8%
Avaya, Inc., Term Loan, 4.093%, (1 mo. USD LIBOR + 4.00%), 12/15/27		1,600	$1,603,714
CenturyLink, Inc., Term Loan, 2.342%, (1 mo. USD LIBOR + 2.25%), 3/15/27		50,665	49,908,686
Ciena Corporation, Term Loan, 1.834%, (1 mo. USD LIBOR + 1.75%), 9/26/25		1,899	1,898,596
Cyxtera DC Holdings, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 5/1/24		16,110	15,821,672
Digicel International Finance Limited, Term Loan, 3.43%, (6 mo. USD LIBOR + 3.25%), 5/28/24		14,242	13,609,981
GEE Holdings 2, LLC:
Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 3/24/25		9,639	9,687,313
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 2.50% cash, 6.75% PIK, 3/23/26		6,306	5,769,972
Intelsat Jackson Holdings S.A.:
DIP Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), 7/13/22		9,286	9,376,013
Term Loan, 8.00%, (USD Prime + 4.75%), 11/27/23		15,550	15,796,203
Term Loan, 8.75%, (USD Prime + 5.50%), 1/2/24		15,794	16,121,782
IPC Corp., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), 8/6/21		11,591	11,322,605
Level 3 Financing, Inc., Term Loan, 1.842%, (1 mo. USD LIBOR + 1.75%), 3/1/27		1,098	1,075,765
Onvoy, LLC, Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/10/24		11,879	11,881,257
Syniverse Holdings, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 3/9/23		11,030	10,917,142
Zayo Group Holdings, Inc., Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	3,802	4,462,523
Ziggo Financing Partnership, Term Loan, 2.593%, (1 mo. USD LIBOR + 2.50%), 4/30/28		47,575	46,850,242

			$226,103,466

Utilities — 0.3%
Brookfield WEC Holdings, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 8/1/25		7,698	$7,600,214
Calpine Corporation:
Term Loan, 2.10%, (1 mo. USD LIBOR + 2.00%), 4/5/26		4,477	4,406,924
Term Loan, 2.60%, (1 mo. USD LIBOR + 2.50%), 12/16/27		10,816	10,721,518
Longview Power, LLC, Term Loan, 11.50%, (3 mo. USD LIBOR + 10.00%, Floor 1.50%), 7/30/25		592	602,212
USIC Holdings, Inc., Term Loan, 5/12/28(14)		3,750	3,736,406

			$27,067,274

Total Senior Floating-Rate Loans (identified cost $7,108,413,755)			$7,035,512,103

Warrants — 0.0%(9)

Security	Shares	Value
Health Care — 0.0%(9)
THAIHOT Investment Company US Limited, Exp. 10/13/27(6)(7)(8)	246	$247,968
THAIHOT Investment Company US Limited, Exp. 10/13/27(6)(7)(8)	1,858	576,909
THAIHOT Investment Company US Limited, Exp. 10/13/27 (Contingent Warrants)(6)(7)(8)	117,852	0

		$824,877

Leisure Goods/Activities/Movies — 0.0%(9)
Cineworld Group PLC, Exp. 11/23/25(7)(8)	1,791,400	$549,553

		$549,553

Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 11/26/22(6)(7)(8)	51,888	$0

		$0

Total Warrants (identified cost $0)		$1,374,430

Miscellaneous — 0.0%

Security	Shares	Value
Oil and Gas — 0.0%
Paragon Offshore Finance Company, Class A(6)(7)(8)	42,177	$0
Paragon Offshore Finance Company, Class B(6)(7)(8)	21,089	0

Total Miscellaneous (identified cost $458,684)		$0

Short-Term Investments — 7.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(17)	635,235,606	$635,235,606

Total Short-Term Investments (identified cost $635,235,606)		$635,235,606

Total Investments — 104.9% (identified cost $8,708,800,252)		$8,633,987,996

Less Unfunded Loan Commitments — (0.4)%		$(30,867,897)

Net Investments — 104.5% (identified cost $8,677,932,355)		$8,603,120,099

Other Assets, Less Liabilities — (4.5)%		$(369,056,001)

Net Assets — 100.0%		$8,234,064,098

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2021, the aggregate value of these securities is $802,788,334 or 9.7% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2021.

(3)	When-issued, variable rate security whose interest rate will be determined after July 31, 2021.

(4)	Variable rate security whose interest rate will be determined after July 31, 2021.

(5)	Affiliated company.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(7)	Non-income producing security.

(8)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(9)	Amount is less than 0.05%.

(10)	When-issued security.

(11)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or a minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(12)

The stated interest rate represents the weighted average interest rate at July 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(13)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At July 31, 2021, the total value of unfunded loan commitments is $28,678,197.

(14)	This Senior Loan will settle after July 31, 2021, at which time the interest rate will be determined.

(15)	Fixed-rate loan.

(16)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(17)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2021.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	189,409,403	USD	224,601,670	Standard Chartered Bank	8/3/21	$85,134	$—
EUR	1,817,848	USD	2,155,495	State Street Bank and Trust Company	8/3/21	926	—
USD	7,384,319	EUR	6,225,000	HSBC Bank USA, N.A.	8/3/21	—	(82)
USD	2,479,805	EUR	2,100,000	HSBC Bank USA, N.A.	8/3/21	—	(11,319)
USD	4,251,094	EUR	3,600,000	HSBC Bank USA, N.A.	8/3/21	—	(19,404)
USD	2,142,885	EUR	1,817,848	JPMorgan Chase Bank, N.A.	8/3/21	—	(13,537)
USD	179,568,549	EUR	151,322,560	Standard Chartered Bank	8/3/21	62,242	—
USD	15,032,547	EUR	12,693,188	State Street Bank and Trust Company	8/3/21	—	(24,740)
USD	5,762,041	EUR	4,885,062	State Street Bank and Trust Company	8/3/21	—	(32,862)
USD	10,134,706	EUR	8,583,593	State Street Bank and Trust Company	8/3/21	—	(47,576)
USD	208,136,410	EUR	174,228,714	Goldman Sachs International	8/31/21	1,345,970	—
USD	12,764,812	EUR	10,520,929	State Street Bank and Trust Company	8/31/21	277,619	—
USD	14,714,295	EUR	12,350,000	State Street Bank and Trust Company	8/31/21	56,195	—
USD	5,397,963	EUR	4,525,000	State Street Bank and Trust Company	8/31/21	27,283	—
USD	1,300,835	EUR	1,100,000	State Street Bank and Trust Company	8/31/21	—	(4,745)
USD	3,776,980	EUR	3,196,000	State Street Bank and Trust Company	8/31/21	—	(16,323)
USD	224,727,318	EUR	189,409,403	Standard Chartered Bank	9/2/21	—	(89,624)
USD	2,156,738	EUR	1,817,848	State Street Bank and Trust Company	9/2/21	—	(933)
USD	230,366,441	EUR	194,078,595	State Street Bank and Trust Company	10/29/21	—	(254,130)
USD	44,280,158	GBP	31,832,755	State Street Bank and Trust Company	10/29/21	24,271	—

						$1,879,640	$(515,275)

Abbreviations:

DIP	-	Debtor In Possession

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

SONIA	-	Sterling Overnight Interbank Average

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At July 31, 2021, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At July 31, 2021, the value of the Portfolio’s investment in affiliated companies and funds was $658,460,777, which represents 8.0% of the Portfolio’s net assets. Transactions in affiliated companies and funds by the Portfolio for the fiscal year to date ended July 31, 2021 were as follows:

Name of affiliated company/fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/Units, end of period
Common Stocks*
IAP Global Services, LLC(1)(2)(3)	$32,365,745	$—	$—	$—	$(9,140,574)	$23,225,171	$—	2,577
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	183,387,147	2,014,459,431	(1,562,610,781)	(191)	—	635,235,606	342,908	635,235,606

Totals				$(191)	$(9,140,574)	$658,460,777	$342,908

*	The related industry is the same as the presentation in the Portfolio of Investments.

(1)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(2)	Non-income producing security.

(3)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$—	$264,001,637	$—	$264,001,637
Common Stocks	29,897,838	28,310,961	38,668,531	96,877,330
Convertible Preferred Stocks	—	3,425,364	—	3,425,364
Corporate Bonds	—	547,434,836	—	547,434,836
Exchange-Traded Funds	48,156,820	—	—	48,156,820
Preferred Stocks	—	1,969,870	0	1,969,870
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	6,998,031,080	6,613,126	7,004,644,206
Warrants	—	549,553	824,877	1,374,430
Miscellaneous	—	—	0	0
Short-Term Investments	—	635,235,606	—	635,235,606
Total Investments	$78,054,658	$8,478,958,907	$46,106,534	$8,603,120,099
Forward Foreign Currency Exchange Contracts	$—	$1,879,640	$—	$1,879,640
Total	$78,054,658	$8,480,838,547	$46,106,534	$8,604,999,739

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(515,275)	$—	$(515,275)
Total	$—	$(515,275)	$—	$(515,275)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2021 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.